Registration No. 2-15530 and 811-901


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  83               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  84                       /X/

            DAVID L.  BABSON GROWTH FUND, INC.
        (Exact name of Registrant as Specified in Charter)

       BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
        (Address of Principal Executive Offices) (Zip Code)

                (816) 751-5900
       (Registrant's Telephone Number, including Area Code)

    Stephen S.  Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
          (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                     Registration No. 33-17762 and 811-5386


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  22               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  23                       /X/

                  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                     Registration No. 33-15074 and 811-5218


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  22               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  24                       /X/

                             SHADOW STOCK FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                      Registration No. 2-85791 and 811-3823


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  26               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  27                       /X/

                          BABSON ENTERPRISE FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                     Registration No. 33-39321 and 811-6252


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  17               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  18                       /X/

                         BABSON ENTERPRISE FUND II, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                      Registration No. 2-93363 and 811-4114


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  24               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  26                       /X/

                             BABSON VALUE FUND, INC.
               (Exact name of Registrant as Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering


It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485



If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                      Registration No. 2-65761 and 811-2963


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  32               /X/

                   and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  34                       /X/

        D. L. BABSON MONEY MARKET FUND, INC. (Exact name of Registrant as
                              Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485




If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                      Registration No. 2-65489 and 811-2948


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  32               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  33                       /X/

      D. L. BABSON TAX-FREE INCOME FUND, INC. (Exact name of Registrant as
                              Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                      Registration No. 2-10002 and 811-495


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      /X/

   Pre-Effective Amendment No.  ____               /_/

   Post Effective Amendment No.  106               /X/

                   and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  /X/

   Amendment No.  106                      /X/

               D.L. BABSON BOND TRUST (Exact name of Registrant as
                              Specified in Charter)

             BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
               (Address of Principal Executive Offices) (Zip Code)

                                 (816) 751-5900
              (Registrant's Telephone Number, including Area Code)

    Stephen S. Soden, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering

It is proposed that this filing become effective check appropriate box:


/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485
/ / 75 days after filing pursuant to paragraph (a)(2) of Rule 485
/ / on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

/_/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment


                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

--------------------------------------------------------------------------------

THE COMBINED PROSPECTUS FOR THE BABSON FUNDS WAS FILED ON SEPTEMBER 30, 2002 AS PART OF EACH FUND'S POST-EFFECTIVE AMENDMENT, RESPECTIVELY, AND IS INCORPORATED HEREIN BY REFERENCE.


                     D.L. BABSON TAX-FREE INCOME FUND, INC.
                       D.L. BABSON MONEY MARKET FUND, INC.
                          BABSON ENTERPRISE FUND, INC.
                         BABSON ENTERPRISE FUND II, INC.
                        DAVID L. BABSON GROWTH FUND, INC.
                             BABSON VALUE FUND, INC.
                             SHADOW STOCK FUND, INC.
                  BABSON-STEWART IVORY INTERNATIONAL FUND, INC.

                         SUPPLEMENT DATED May 1, 2003 TO

                       PROSPECTUS DATED SEPTEMBER 30, 2002

The following supplements certain information contained in your prospectus for the Babson Funds.

On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"), the investment manager and principal underwriter for each of the Babson Funds. J&B, formerly a wholly-owned subsidiary of BMA, is, as of the date of this Supplement, a wholly- owned subsidiary of RBC Dain. RBC Dain (formerly, Dain Rauscher Corp.), a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank. Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange. Royal Bank of Canada ranks as Canada's largest financial institution as measured by assets and market capitalization as of October 31, 2002.

At a Special Meeting of Shareholders held on March 28, 2003, shareholders of each Babson Fund: (1) elected four additional directors (seven directors with respect to Babson Enterprise Fund II); (2) approved a New Investment Advisory Agreement between each Fund and J & B; and (3) approved a New Investment Counsel Agreement between J&B and David L. Babson & Company
Inc. with respect to each Fund (except Babson-Stewart Ivory International Fund, Inc.) Shareholders of Babson-Stewart Ivory International Fund,
Inc. approved a New Investment Counsel Agreement between J&B and S.I. International Assets (formerly Babson-Stewart Ivory International). Shareholders of Shadow Stock Fund, Inc. also approved a New Investment Counsel Agreement between J&B and Analytic Systems, Inc.

Under the previous Management Agreements between J&B and each of the Babson Funds ("Old Management Agreements") that were in effect until May 1, 2003, J&B provided both advisory and non-advisory services. Under the New Investment Advisory Agreement, J&B will only be providing advisory services and therefore will be paid .10% less annually in advisory fees than under the Old Management Agreements. J&B will be providing certain non-advisory services (fund administration, transfer agency, fund accounting and other services) to the Babson Funds pursuant to a new Administrative Services Agreement under which it will be paid .10% annually by each Babson Fund for such services. There is the potential that, in the future, there could be an increase in the total operating expenses of a Fund should the Board of a Fund decide to approve an increase in the fees under the Administrative Services Agreement. However, no such increase shall occur for at least two years from the date of this Supplement, in that J&B, pursuant to an Expense Limitation Agreement, has agreed to maintain the overall expense levels of the Funds at the current expense levels for the next two years.



The following replaces the "Fees and Expenses" and "Expense Examples" sections contained on page 10 of your Babson Funds' prospectus:

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.


                                                         BABSON       BABSON                                 BABSON-STEWART
                                        BABSON       ENTERPRISE FUND  GROWTH      SHADOW      BABSON      IVORY INTERNATIONAL
                                    ENTERPRISE FUND         II         FUND     STOCK FUND   VALUE FUND          FUND
Shareholder Fees (fees paid
directly from your investment)

Maximum Sales Charge (Load)        None             None              None        None        None        None
Imposed on Purchases
Maximum Deferred Sales Charge      None             None              None        None        None        None
(Load)
Redemption Fee                     None*            None*             None*       None*       None*       None*
Exchange Fee                       None             None              None        None        None        None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                         .96%           1.16%           .73%           .90%           .85%            .85%
Distribution (12b-1) Fees               None           None            None           None           None            None
Other Expenses                          .12%           .14%            .12%           .13%           .11%            .80%
Total Annual Fund Operating
Expenses (1)                           1.08%           1.30%           .85%          1.03%           .96%           1.65%



                                                                              BABSON
                                                          BABSON MONEY       TAX-FREE
                                                          MARKET FUND      INCOME FUND
Shareholder Fees (fees paid directly from your
investment)
Maximum Sales Charge (Load) Imposed on Purchases            None              None
Maximum Deferred Sales Charge (Load)                        None              None
Maximum Sales Charge (Load) Imposed on Reinvested           None              None
Dividends
Redemption Fee                                              None*             None*
Exchange Fee                                                None              None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                             .75%             .85%
Distribution (12b-1) Fees                                   None             None
Other Expenses                                              .18%             .14%
Total Annual Fund Operating Expenses                        .93%             .99%


(1) Jones & Babson has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Funds to the level described above under Total Annual Fund Operating Expenses. This expense limitation agreement is in place until May 1, 2005. For more information regarding these fees and other potential expenses, see "How to Purchase Shares."

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume that you invest $10,000, receive a 5% return each year, and that operating expenses for each period remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       1 Year   3 Years     5 Years     10 Years

Babson Enterprise Fund                  $110      $343       $595       $1,317
Babson Enterprise Fund II                132       412        713        1,568

Babson Growth Fund                        87       271        471        1,049
Shadow Stock Fund                        105       328        569        1,259
Babson Value Fund                         98       306        531        1,178
Babson-Stewart Ivory International Fund  168       520        897        1,955
Babson Money Market                       95       296        515        1,143
Babson Tax-Free Income                   101       315        547        1,213



The following paragraph replaces the first full paragraph on page 12 of your Babson Funds' prospectus:

For its services, Babson Enterprise Fund and Enterprise Fund II pay J&B a fee at the annual rate of 1.40% of the first $30 million of average daily net assets and .90% of amounts in excess of $30 million. Babson Growth Fund pays J&B a fee at the annual rate of .75% of the first $250 million and .60% of amounts in excess of $250 million of average daily net assets. Shadow Stock Fund pays J&B a fee of .90% of average daily assets. Babson Value Fund and Babson-Stewart Ivory International Fund pay J&B a fee at the annual rate of .85% of average daily net assets. Babson Tax-Free Income Fund pays J&B a fee at the annual rate of .85% of average daily net assets. Babson Money Market Fund pays J&B a fee at the annual rate of .75% of average daily assets.


Financial Highlights

                             BABSON ENTERPRISE FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                       SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS          YEARS
                                    DECEMBER 31,               ENDED                ENDED          ENDED
                                        2002                 JUNE 30,             JUNE 30,      NOVEMBER 30,
                                    (UNAUDITED)    2002        2001      2000       1999       1998      1997
Net asset value,
     beginning of
     period                              $17.98     $15.24     $13.82     $14.72     $16.63    $21.22     $18.51

 Income from investment
     operations:
     Net investment income                  .01        .02        .03        .03        .03       .04        .06
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                 (2.76)       3.08       2.46        .18       .58     (2.15)       5.31
 Total from
     investment operations               (2.75)       3.10       2.49        .21        .61    (2.11)       5.37

 Less distributions:
     Dividends from net
         investment income                 --(a)      (.05)      (.02)      (.04)      (.05)     (.06)        --
     Distributions from
         capital gains                       --      (.31)     (1.05)     (1.07)    (2.47)     (2.42)     (2.66)
  Total distributions                        --      (.36)     (1.07)     (1.11)    (2.52)     (2.48)     (2.66)
Net asset value,
     end of period                       $15.23     $17.98     $15.24     $13.82    $14.72     $16.63     $21.22

Total return*                          (15.30%)     20.82%     20.08%      2.84%     4.70%   (11.05%)     33.49%

Ratios/Supplemental Data
Net assets,
end of period
     (in millions)                         $187       $370       $137       $111      $155       $179       $216
Ratio of expenses
     to average
     net assets**                         1.12%      1.08%      1.15%      1.14%     1.11%      1.09%      1.08%
Ratio of net
     investment income
     to average
     net assets**                          .14%       .04%       .25%       .15%      .32%       .29%       .30%
Portfolio
     turnover rate                           3%        93%        55%        32%       12%        22%        22%

(a)Less than $.01 per share

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

BABSON ENTERPRISE FUND II

Condensed data for a share of capital stock outstanding throughout each period.

                                       SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS          YEARS
                                    DECEMBER 31,               ENDED                ENDED          ENDED
                                        2002                 JUNE 30,              JUNE 30,     NOVEMBER 30,
                                    (UNAUDITED)    2002        2001      2000       1999       1998      1997
Net asset value,
     beginning of period                 $25.62     $26.19     $25.18     $24.48    $23.20     $26.70     $22.75

  Income from
     investment
     operations:
     Net investment
         income                           (.02)      (.03)        .04        .02       .03        .10        .08
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                 (3.92)        .73       3.63       1.30      2.37     (1.50)       6.97
  Total from investment
     operations                          (3.94)        .70       3.67       1.32      2.40     (1.40)       7.05

     Less distributions:
     Dividends from net
         investment income                   --      (.01)      (.03)      (.02)      (.05)     (.05)      (.11)
     Distributions from
         capital gains                       --     (1.26)     (2.63)      (.60)    (1.07)     (2.05)     (2.99)
  Total distributions                        --     (1.27)     (2.66)      (.62)    (1.12)     (2.10)     (3.10)

Net asset value,
     end of period                       $21.68     $25.62     $26.19     $25.18    $24.48     $23.20     $26.70
Total return*                          (15.37%)      2.91%     15.54%      5.63%    11.03%    (5.61%)     35.29%

Ratios/Supplemental Data
Net assets,
end of period
     (in millions)                          $51        $61        $60        $60       $77        $83        $82
Ratio of expenses
     to average
     net assets**                         1.35%      1.30%      1.30%      1.27%     1.23%      1.22%      1.28%
Ratio of net
     investment income
     (loss) to average
     net assets**                        (.20%)     (.14%)       .12%       .08%      .11%       .40%       .27%
Portfolio
     turnover rate                          13%        37%        41%        23%       14%        25%        25%

(a)Less than $.01 per share

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

                               BABSON GROWTH FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                               SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,
                                                   2002                     YEARS ENDED JUNE 30,
                                                (UNAUDITED)    2002      2001       2000       1999      1998

Net asset value,
     beginning of period                             $9.19     $12.51     $20.87    $20.01     $20.77     $17.80
  Income from investment
     operations:
     Net investment
         income (loss)                                 .01         --      (.03)     (.04)        .02        .06
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                             (.96)     (3.07)     (5.22)      4.00       3.25       4.41
  Total from investment
     operations                                      (.95)     (3.07)     (5.25)      3.96       3.27       4.47

  Less distributions:
     Dividends from net
         investment income                              --         --         --        --      (.02)      (.06)
     Distributions from
         capital gains                                  --      (.25)     (3.11)    (3.10)     (4.01)     (1.44)
  Total distributions                                   --      (.25)     (3.11)    (3.10)     (4.03)     (1.50)

Net asset value,
     end of period                                   $8.24      $9.19     $12.51    $20.87     $20.01     $20.77
Total return*                                     (10.34%)   (24.90%)   (26.27%)    20.69%     17.04%     26.73%

Ratios/Supplemental Data
Net assets,
end of period
     (in millions)                                    $190       $226       $347      $525       $490       $451
Ratio of expenses
     to average
     net assets**                                     .87%       .85%       .80%      .79%       .79%       .80%
Ratio of net
     investment income
     (loss) to average
     net assets**                                     .16%     (.03%)     (.16%)    (.18%)       .09%       .30%
Portfolio turnover rate                                27%        31%        64%        62%       39%        35%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


SHADOW STOCK FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                               SIX MONTHS
                                                  ENDED
                                               DECEMBER 31,
                                                   2002                     YEARS ENDED JUNE 30,
                                                (UNAUDITED)    2002      2001       2000       1999      1998
Net asset value,
     beginning of period                            $14.60     $13.23     $12.26    $12.06     $13.24     $12.57
  Income from investment operations:
     Net investment income                             .01        .03        .13        .09       .11        .08
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                            (2.73)       1.58       1.74      1.04      (.24)       2.54
  Total from investment
     operations                                     (2.72)       1.61       1.87      1.13      (.13)       2.62

  Less distributions:
     Dividends from net
         investment income                           (.02)      (.02)      (.13)      (.07)     (.07)      (.10)
     Distributions from
         capital gains                                  --      (.22)      (.77)     (.86)      (.98)     (1.85)
  Total distributions                                (.02)      (.24)      (.90)     (.93)     (1.05)     (1.95)
Net asset value,
     end of period                                  $11.86     $14.60     $13.23    $12.26     $12.06     $13.24
Total return*                                     (18.61%)     12.44%      16.82%     9.91%     (.25%)     21.98%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                                     $83        $96       $ 62       $45       $ 50       $ 52
Ratio of expenses to
     average net assets**                            1.07%      1.03%      1.03%      1.07%     1.10%      1.16%
Ratio of net investment
     income to average
     net assets**                                     .31%       .26%      1.20%      .66%       .97%       .56%
Portfolio turnover rate                                 9%        34%        29%        18%       21%        43%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights


BABSON VALUE FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                       SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS          YEARS
                                    DECEMBER 31,               ENDED                ENDED          ENDED
                                        2002                 JUNE 30,             JUNE 30,      NOVEMBER 30,
                                    (UNAUDITED)    2002        2001      2000       1999       1998      1997
Net asset value,
     beginning of period                 $42.85     $45.43     $38.76     $51.36    $47.42     $47.73     $38.65

  Income from investment
     operations:
     Net investment
         income                             .24        .44        .65       1.27       .45        .62        .51
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                 (7.66)     (1.87)       7.12     (9.35)      5.90       1.09       9.65
  Total from investment
     operations                          (7.42)     (1.43)       7.77     (8.08)      6.35       1.71      10.16

  Less distributions:
     Dividends from net
         investment income                (.16)      (.48)      (.90)      (.96)      (.44)     (.56)      (.47)
     Distributions from
         capital gains                       --      (.67)      (.20)     (3.56)    (1.97)     (1.46)      (.61)
  Total distributions                     (.16)     (1.15)     (1.10)     (4.52)    (2.41)     (2.02)     (1.08)

Net asset value,
     end of period                       $35.27     $42.85     $45.43     $38.76    $51.36     $47.42     $47.73

Total return*                          (17.30%)    (3.02%)     20.30%   (15.93%)    14.14%      3.85%     26.89%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                         $358       $436       $496       $528    $1,244     $1,494     $1,419

Ratio of expenses to
     average net assets**                  .97%       .96%       .96%       .96%       .96%      .98%       .97%
Ratio of net investment
     income to average
     net assets**                         1.29%      1.02%      1.38%      2.41%     1.05%      1.28%      1.22%
Portfolio turnover
     rate                                   40%        25%        27%        18%       13%        42%        17%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.


Financial Highlights

BABSON-STEWART IVORY INTERNATIONAL FUND

Condensed data for a share of capital stock outstanding throughout each period.

                                                SIX MONTHS
                                                   ENDED
                                                DECEMBER 31,
                                                   2002                      YEARS ENDED JUNE 30,
                                                (UNAUDITED)    2002      2001       2000       1999      1998
Net asset value,
     beginning of period                            $13.74     $15.93     $23.59    $19.48     $19.65     $19.53
  Income from investment
     operations:
     Net investment
         income (loss)                               (.09)      (.13)      (.03)     (.04)        .03        .08
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                            (2.47)     (2.06)     (7.19)      4.45        .66       1.07
  Total from investment
     operations                                     (2.56)     (2.19)     (7.22)      4.41        .69       1.15

  Less distributions:
     Dividends from net
         investment income                              --         --         --         --     (.04)      (.07)
     Distributions from
         capital gains                                  --         --      (.44)     (.30)      (.82)      (.96)
  Total distributions                                   --         --      (.44)     (.30)      (.86)     (1.03)
Net asset value,
     end of period                                  $11.18     $13.74     $15.93    $23.59     $19.48     $19.65
Total return*                                     (18.66%)   (13.72%)   (30.97%)    22.64%      3.76%      6.48%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                                     $13       $ 18        $51       $85        $89       $104
Ratio of expenses to average
     net assets**                                     .82%      1.65%      1.23%     1.24%      1.23%      1.16%
Ratio of net investment income
     (loss) to average net assets**                   .52%     (.54%)     (.15%)     (.06%)       .24%      .37%
Portfolio turnover rate                                38%        48%        49%        47%       51%        48%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

See accompanying Notes to Financial Statements.

Financial Highlights

BABSON MONEY MARKET FUND(a)

Condensed data for a share of capital stock outstanding throughout each period.

                                                SIX MONTHS
                                                   ENDED
                                               DECEMBER 31,
                                                   2002                     YEARS ENDED JUNE 30,
                                                (UNAUDITED)    2002      2001       2000       1999      1998
Net asset value,
     beginning of period                             $1.00      $1.00      $1.00     $1.00      $1.00      $1.00

  Income from investment
     operations:
     Net investment income                           --(c)        .02        .05       .05        .04        .05

  Less distributions:
     Dividends from net
         investment income                           --(c)      (.02)      (.05)     (.05)      (.04)      (.05)

Net asset value,
     end of period                                   $1.00      $1.00      $1.00     $1.00      $1.00      $1.00
Total return*                                         .40%      1.55%      5.13%     4.97%      4.38%      4.82%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                                     $36       $ 38        $40     $  39        $39        $37
Ratio of expenses to average
     net assets**                                     .90%       .93%       .90%      .88%       .88%       .91%
Ratio of net investment income
     to average net assets**                          .79%      1.56%      5.01%     4.86%      4.30%      4.73%

(a)The financial highlights for the Babson Money Market Fund as set forth herein evaluate the historical financial highlights of the Prime Portfolio. The assets of the Federal Portfolio were acquired by the Prime Portfolio on October 31, 2000.

(b)Less than $.01 per share

See accompanying Notes to Financial Statements.


BABSON TAX-FREE INCOME FUND(a)

Condensed data for a share of capital stock outstanding throughout each period.

                                                SIX MONTHS
                                                   ENDED
                                                DECEMBER 31,


                                                    2002                     YEARS ENDED JUNE 30,
                                                 (UNAUDITED)    2002      2001       2000       1999      1998

Net asset value,
 beginning of period                                 $9.14      $8.96      $8.62     $8.91      $9.22      $8.96

  Income from investment operations:
     Net investment income                             .18        .36        .37       .39        .40        .40
     Net gains (losses) on securities
         (both realized and unrealized)                .24        .18        .38     (.21)      (.24)        .28
  Total from investment operations                     .42        .54        .75        .18       .16        .68

  Less distributions:
     Dividends from net
         investment income                           (.18)      (.36)      (.37)     (.39)      (.40)      (.40)
     Distributions from
         capital gains                                  --         --      (.04)     (.08)      (.07)      (.02)
  Total distributions                                (.18)      (.36)      (.41)     (.47)      (.47)      (.42)
Net asset value, end of period                       $9.38      $9.14      $8.96     $8.62      $8.91      $9.22

Total return*                                        4.58%      6.12%      8.89%     2.18%      1.70%      7.82%

Ratios/Supplemental Data
Net assets, end of period (in millions)                $38       $ 36       $ 35       $24        $26        $27
Ratio of expenses to
     average net assets**                             .99%       .99%      1.00%     1.01%      1.03%      1.06%
Ratio of net investment income
     to average net assets**                         3.76%      3.96%      4.19%     4.53%      4.36%      4.46%
Portfolio turnover rate                                10%        12%        27%       48%         9%        18%


(a)The financial highlights for the Babson Tax-Free Income Fund as set forth herein evaluate the historical financial highlights of the Portfolio L. The assets of the Portfolio S were acquired by the Portfolio L on October 31, 2000.

See accompanying Notes to Financial Statements.



                             D.L. BABSON BOND TRUST
                          (Portfolio S and Portfolio L)

                         SUPPLEMENT DATED May 1, 2003 TO

                       PROSPECTUS DATED SEPTEMBER 30, 2002

The following supplements certain information contained in your prospectus for the D.L. Babson Bond Trust (the "Trust").

On May 1, 2003, RBC Dain Rauscher Corp. ("RBC Dain") purchased from Business Men's Assurance Company of America ("BMA") all of the outstanding shares of common stock of Jones & Babson, Inc. ("J&B"), the investment manager and principal underwriter for the Trust. J&B, formerly a wholly-owned subsidiary of BMA, is, as of the date of this Supplement, a wholly-owned subsidiary of RBC Dain. RBC Dain (formerly, Dain Rauscher Corp.), a Minneapolis, Minnesota-based holding company formed in 1973, provides investment advice and services to individual investors in the western United States and investment banking, research and sales services to corporate and governmental clients nationwide and in Europe through its principal subsidiary, Dain Rauscher Inc. ("Dain Rauscher"). RBC Dain is a wholly-owned subsidiary of Royal Bank of Canada, a Canadian chartered bank. Shares of Royal Bank of Canada are listed on the Toronto Stock Exchange and on the New York Stock Exchange. Royal Bank of Canada ranks as Canada's largest financial institution as measured by assets and market capitalization as of October 31, 2002.

At a Special Meeting of Shareholders held on March 3, 2003 (and adjourned until March 28, 2003 with respect to Proposal 1 below), shareholders of each Portfolio of the Trust (1) approved an Agreement and Plan of Reorganization under which the Trust, a Missouri common law trust (the "Missouri Trust"), would transfer substantially all of its assets and liabilities to a newly created Delaware statutory trust called D.L. Babson Bond Trust (the "Delaware Trust"), in exchange for shares of the Delaware Trust to be distributed to the Missouri Trust's shareholders; (2) elected seven Trustees; (3) approved a New Investment Advisory Agreement between the Trust and J&B for each Portfolio; and (4) approved a New Investment Counsel Agreement between J&B and David L. Babson & Company Inc. for each Portfolio.

Under the previous Management Agreement between J&B and the Trust ("Old Management Agreement") that was in effect until May 1, 2003, J&B provided both advisory and non-advisory services. Under the New Investment Advisory Agreement, J&B will only be providing advisory services and therefore will be paid .10% less annually in advisory fees than under the Old Management Agreement. J&B will be providing certain non-advisory services (fund administration, transfer agency, fund accounting and other services) to the Trust pursuant to a new Administrative Services Agreement under which it will be paid .10% annually by the Trust for such services. There is the potential that, in the future, there could be an increase in the total operating expenses of the Trust should the Board of the Trust decide to approve an increase in the fees under the Administrative Services Agreement.

However, no such increase shall occur for at least two years from the date of this Supplement, in that J&B, pursuant to an Expense Limitation Agreement, has agreed to maintain the overall expense levels of the Trust at the current expense levels for the next two years.

The following replaces the "Fees and Expenses" and "Expense Examples" sections contained on pages 10 and 11 of your prospectus:

FEES AND EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Portfolios:

                                                          D.L. BABSON D.L.
                                                          BABSON BOND TRUST BOND
                                                          TRUST

                                                        (Portfolio L)   (Portfolio S)

Shareholder Fees (fees paid directly from your
investment)
Maximum Sales Charge (Load) Imposed on Purchases            None              None
Maximum Deferred Sales Charge (Load)                        None              None
Maximum Sales Charge (Load) Imposed on Reinvested           None              None
Dividends
Redemption Fee                                              None*             None*
Exchange Fee                                                None              None
*A $10 fee is imposed for redemptions by wire.

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees                                             .85%             .85%
Distribution (12b-1) Fees                                   None             None
Other Expenses                                              .13%             .13%
Total Annual Fund Operating Expenses                        .98%             .98%

Fee Waivers and Expense
Reimbursements                                                0%            (.30%)

Net Total Annual Fund
Operating Expenses                                          .98%             .68%


(1) Jones & Babson has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Portfolios to the level described above under Net Total Annual Fund Operating Expenses. This expense limitation agreement is in place until May 1, 2005. For more information regarding these fees and other potential expenses, see "How to Purchase Shares."

Expense Examples

These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. They assume that you invest $10,000, receive a 5% return each year, and that operating expenses for each period remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year*    3 Years     5 Years     10 Years

Babson Bond Trust - Portfolio L       $100       $312        $542       $1,201
Babson Bond Trust - Portfolio S       $ 66       $245        $476       $1,139

*Only the first two years of the 3, 5 and 10 Year expense examples reflect the effect of Jones & Babson's expense limitation agreement. If Jones & Babson continues the expense limitation agreement, the dollar amount of the 3, 5 and 10 Year expense examples would be less.

The following sentence replaces the first full paragraph on page 12 of your D.L. Babson Bond Trust prospectus:

For its services, each Portfolio of D.L. Babson Bond Trust pays J&B a fee at the annual rate of .85% of average daily net assets.

As described above, at a Special Meeting of Shareholders held on March 3, 2003 (and adjourned until March 28, 2003), shareholders of each Portfolio of the D.L. Babson Bond Trust approved a redomestication and reorganization of the Trust from a Missouri common law trust to a Delaware statutory trust. Pursuant to the Agreement and Plan of Reorganization, on May 1, 2003, substantially all of the assets and liabilities of the D.L. Babson Bond Trust (Missouri Trust) were transferred to the D.L. Babson Bond Trust (Delaware Trust) in exchange for shares of the Delaware Trust which were distributed to Missouri Trust shareholders.


Financial Highlights

BABSON BOND TRUST - PORTFOLIO L

Condensed data for a share of capital stock outstanding throughout each period.

                                       SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS           YEARS
                                    DECEMBER 31,               ENDED                ENDED           ENDED
                                        2002                 JUNE 30,              JUNE 30,      NOVEMBER 30,
                                    (UNAUDITED)   2002(a)      2001      2000       1999       1998      1997

Net asset value,
     beginning of period                  $1.53      $1.54      $1.48      $1.52     $1.59      $1.56      $1.55

  Income from investment operations:
     Net investment income                  .04        .08        .09        .09        .05       .09        .10
     Net gains (losses)
         on securities
         (both realized
         and unrealized)                    .03      (.01)        .06      (.04)     (.07)        .03        .01
  Total from investment
     operations                             .07        .07        .15        .05     (.02)        .12        .11

  Less distributions:
     Dividends from net
         investment income                (.04)      (.08)      (.09)      (.09)      (.05)     (.09)      (.10)
     Distributions from
         capital gains                       --         --         --         --        --         --         --
  Total distributions                     (.04)      (.08)      (.09)      (.09)     (.05)      (.09)      (.10)

Net asset value,
     end of period                        $1.56      $1.53      $1.54      $1.48     $1.52      $1.59      $1.56
Total return*                             4.65%      4.81%     10.45%      3.54%   (1.16%)      8.13%      7.26%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                          $93        $92       $ 97       $100      $121       $128       $132
Ratio of expenses to
     average net assets**                  .98%       .98%       .98%       .98%       .97%      .97%       .97%
Ratio of net investment
     income to average
     net assets**                         4.99%      5.25%      5.98%      6.14%     5.73%      5.93%      6.38%
Portfolio turnover rate                     10%        61%        38%        26%        38%       43%        59%


*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 5.52% to 5.32%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.


Financial Highlights

BABSON BOND TRUST - PORTFOLIO S

Condensed data for a share of capital stock outstanding throughout each period.

                                       SIX
                                       MONTHS                                       SEVEN
                                        ENDED                  YEARS               MONTHS         YEARS
                                    DECEMBER 31,               ENDED                ENDED         ENDED
                                        2002                 JUNE 30,             JUNE 30,      NOVEMBER 30,
                                    (UNAUDITED)   2002(a)      2001      2000       1999       1998      1997
Net asset value,
     beginning of period                  $9.61      $9.66      $9.35      $9.60     $9.91      $9.78      $9.77

  Income from investment
     operations:
     Net investment income                  .26        .54        .59        .58        .33       .58        .62
     Net gains (losses) on
         securities (both
         realized and
         unrealized)                        .16      (.04)        .31      (.25)     (.31)        .13        .01
  Total from investment
     operations                             .42        .50        .90        .33       .02        .71        .63

  Less distributions:
     Dividends from net
         investment income                (.26)      (.55)      (.59)      (.58)      (.33)     (.58)      (.62)
     Distributions from
         capital gains                       --         --         --         --        --         --         --
  Total distributions                     (.26)      (.55)      (.59)      (.58)     (.33)      (.58)      (.62)

Net asset value,
     end of period                        $9.77      $9.61      $9.66      $9.35     $9.60      $9.91      $9.78
Total return*                             4.37%      5.21%      9.85%      3.55%      .15%      7.47%      6.70%

Ratios/Supplemental Data
Net assets, end of period
     (in millions)                          $32        $31       $ 30        $30      $ 37        $38        $41

Ratio of expenses to
     average net assets**                  .68%       .68%       .68%       .68%       .67%      .67%       .66%
Ratio of expenses to
     average net assets
     before voluntary reduction
     of management fee **                  .98%       .98%       .98%       .98%       .97%      .97%       .97%
Ratio of net investment
     income to average
     net assets**                         4.85%      5.32%      6.16%      6.12%     5.75%      5.90%      6.42%
Ratio of net investment
     income to average
     net assets before
     fee waivers and expense
     reimbursements**                     4.55%      5.02%      6.46%      6.42%     6.05%      6.20%      6.73%
Portfolio turnover
     rate                                   13%        63%        39%        35%       54%        60%        65%

*Total return not annualized for periods less than one full year

**Annualized for periods less than one full year

(a)As required, effective July 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended June 30, 2002 was to decrease net investment income per share by less than 1/2 of a cent, increase net realized and unrealized gains and losses per share by less than 1/2 of a cent, and decrease the ratio of net investment income to average net assets from 5.37% to 5.25%. Per share, ratios and supplemental data for periods prior to July 1, 2001 have not been restated to reflect this change in presentation.

See accompanying Notes to Financial Statements.



                                     PART B

BABSON ENTERPRISE FUND, INC.              D.L. BABSON BOND TRUST
BABSON ENTERPRISE FUND II, INC.           D.L. BABSON MONEY MARKET FUND, INC.
DAVID L. BABSON GROWTH FUND, INC.         D.L. BABSON TAX-FREE INCOME FUND, INC.
SHADOW STOCK FUND, INC.                   BABSON VALUE FUND, INC.
BABSON-STEWART IVORY INTERNATIONAL
   FUND, INC.


                       STATEMENT OF ADDITIONAL INFORMATION


                   September 30, 2002 (as revised May 1, 2003)

This Statement of Additional Information is not a Prospectus but should be read in conjunction with the Funds' current combined Prospectus dated September 30, 2002 (as supplemented May 1, 2003). To obtain the Prospectus, an Annual Report to Shareholders or a Semiannual Report to Shareholders, free of charge, please call the Babson Funds toll-free at 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area (816) 751-5900. Certain information from the Annual Report is incorporated by reference into this Statement.

TABLE OF CONTENTS                                                   Page

Introduction .......................................................
Information About The Funds' Investments............................
Investment Objectives, Policies and Risks...........................
Fundamental Investment Restrictions.................................
Non-Fundamental Investment Restrictions.............................
Portfolio Transactions..............................................
Performance Measures................................................
Total Return........................................................
Performance Comparisons.............................................
How The Funds' Shares Are Distributed...............................
Purchasing And Selling Shares.......................................
Purchases...........................................................
Sales (Redemptions).................................................
Market Timers.......................................................
How Share Price Is Determined.......................................
Additional Purchase and Redemption Policies.........................
Management Of The Funds.............................................
Manager and Investment Advisors.....................................
Directors and Officers..............................................
Compensation........................................................
Code of Ethics......................................................
Custodian...........................................................
Independent Auditors................................................
Control Persons and Principal Holders of the Funds..................
Distributions And Taxes.............................................
Financial Statements................................................
General Information And History.....................................
Other Jones & Babson Funds..........................................
Appendix-Ratings Information........................................


                                  INTRODUCTION

The Babson Enterprise Fund, Inc., the Babson Enterprise Fund II, Inc., the David
L. Babson Growth Fund, Inc., the Shadow Stock Fund, Inc., the Babson Value Fund, Inc., the Babson-Stewart Ivory International Fund, Inc., the D.L. Babson Trust, the D.L. Babson Money Market Fund, Inc. and the D.L. Babson Tax-Free Income Fund, Inc. (hereafter the "Funds" or a "Fund") are each classified as open end, diversified management investment companies under the Investment Company Act of 1940 as amended (the "1940 Act"). This classification means that the assets of the Funds are invested in a diversified portfolio of securities and the Funds operate as mutual funds, allowing shareholders to buy and sell shares, as described in the Funds' Prospectus. This Statement of Additional Information ("SAI") supplements the information contained in the Funds' Prospectus dated September 30, 2002 (as supplemented May 1, 2003).

                    INFORMATION ABOUT THE FUNDS' INVESTMENTS

Investment Objectives, Policies and Risks. Generally, the policies and restrictions discussed in this SAI and in the Prospectus apply when a Fund makes an investment. In most cases, a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund's policies or restrictions. If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of the security will not be considered a violation of the restriction or limitation.

Babson Enterprise Fund and Babson Enterprise Fund II. Since the Babson Enterprise Fund and the Babson Enterprise Fund II's focus is on smaller companies, the overall income return on these Funds may be low. Smaller companies frequently need to retain all or most of their profits to finance their growth and will pay small dividend yields, or none. If the companies are successful, the plow-back of earnings and internal financing of growth without the need to issue additional shares should ultimately enhance the companies' per share earnings and dividend capability and should make their shares more attractive in the marketplace.

Effective July 1, 1999, the Babson Enterprise Fund was re-opened to new investors. This means that investors may open new accounts with the Fund through direct purchases, or through exchanges from any other Fund in the Babson Funds family. Investors whose accounts were open in 1992, when the Fund was closed to new investors, have been permitted to add to their accounts since that time. Babson Growth Fund. The Fund generally defines "above average total return" as total return that is higher than return generated by traditional investment vehicles other than equity products, including but not limited to, passbook savings accounts, certificates of deposit, bonds, U.S. government securities and traditional insurance products, such as whole life policies and annuities. All assets of the Fund will be invested in marketable securities composed principally of common stocks and securities convertible into common stock. Necessary reserves will be held in cash or high-quality short-term debt obligations readily changeable to cash, such as treasury bills, commercial paper or repurchase agreements. The Fund reserves the freedom to invest in preferred stocks, high grade bonds or other defensive issues when, in management's judgment, economic and market conditions make such a course desirable. Normally, however, the Fund will maintain at least 80% of the portfolio in common stocks. Current yield is a secondary objective.

Shadow Stock Fund. The Fund defines "small stocks" to include stocks listed on the NYSE, AMEX and OTC stocks that have market capitalizations, at the time of initial purchase, of between $20 million and the capitalization that marks the point between the 8th and 9th deciles of the New York Stock Exchange (the "upper limit") and that have annual net profits of at least $1 million for the three most recent fiscal years. "Neglected stocks" are those that have below average institutional holdings and below average coverage by analysts and newsletters. The Fund's Manager and Investment Advisor currently define "neglected stocks" as meaning the fifty-percent of "small stocks" that have the least coverage by institutions and analysts. The Fund's Manager and Investment Advisor will use their judgment in determining the methods of measuring analyst and institutional interest. It is estimated that Shadow Stock Fund's portfolio will generally contain between 200-300 stocks at any one time.

It is the Fund's intention to maintain ownership of the Shadow Stocks approximately in proportion to their respective market capitalizations, but this approach may be departed from for any of the following reasons. First, acquisition of the shares of smaller companies is sometimes difficult without disrupting the supply/demand relationship and thereby increasing transaction costs. For this reason, shares of companies on the buy list may be purchased when opportunities for block trades present themselves even if purchases of such a company's stock would not otherwise be the highest priority on a market capitalization basis. Conversely, high priority shares might be avoided if they cannot be acquired at the time without disrupting the market. Second, the Fund will attempt to purchase shares in optimal lot sizes which precludes fine-tuning of the weighting. Third, the Fund's Manager and Investment Advisor take a long-term view and do not feel it prudent to constantly purchase and sell stocks for short-term balancing. Guideline relative weights will be reviewed in detail twice a year.

Shares of stock will be considered for elimination from the portfolio in the following basis: (1) on the basis of the $5 minimum price criterion (a stock will not be sold for this reason alone, but additional shares will not be purchased below $4 per share, which may result in a disproportionate representation in terms of ideal weighting, and it will be sold at the semiannual re-balancing if the stock is selling below $4 per share); (2) on the basis of profitability (a company's stock will be sold as soon as the Fund's Manager and Investment Advisor feel it is highly likely that there will be negative earnings in the current fiscal year); (3) on the basis of tenders or potential mergers (the Fund's Manager and Investment Advisor will use their judgment as to the best time to sell or tender); (4) on the basis of neglect (shares will be sold when the company has been beyond the Manager and Investment Advisor's criteria for a neglected stock for three successive semiannual evaluation periods); (5) on the basis of price to book value (stocks will be sold, at a semi-annual evaluation, when their price to book value exceeds two times the upper limit used to qualify for purchase); or (6) on the basis of capitalization a stock will be sold if, at a semiannual evaluation, either the market capitalization is twice the "upper limit" or below $10 million. In the case of portfolio companies whose capitalization has gone beyond the current maximum or minimum, the Fund's Investment Advisor may keep the portfolio weighting at the level appropriate for the current maximum or minimum. If proceeds beyond current liquid assets are necessary to meet redemptions, stocks not meeting current initial criteria will be liquidated first.

While the objectives of this Fund would favor a fully invested position in Shadow Stocks, the practicality of Fund management requires liquidity. An average of about 5% of the Fund's assets may be invested in cash or cash equivalents including: securities that are issued or guaranteed as to principal and interest by the U.S. government, its agencies, authorities or instrumentalities (such as U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, and obligations issued or guaranteed by U.S. government agencies or instrumentalities that are backed by the full faith and credit of the U.S. Treasury or supported by the right of the issuer to borrow from the U.S. government), repurchase agreements, certificates of deposit, time deposits, commercial paper and other high quality short-term debt securities. The Fund may adopt a temporary defensive position by investing its assets in debt securities, such as money market obligations, including securities of the U.S. government and its agencies, high quality commercial paper, bankers' acceptances and repurchase agreements with banks and brokers for U.S. government securities.

Babson Value Fund. Under normal conditions, the Fund will invest at least 90% of its net assets in common stocks. In addition, the Fund intends to hold a small percentage of cash or high quality, short-term debt obligations for reserves to cover redemptions and unanticipated expenses.

Babson-Stewart Ivory International Fund. The Fund will look at such factors as the location of the company's assets, personnel, sales and earnings, to determine whether a company's primary business is carried on outside the United States. The Fund diversifies its investments among various countries and a number of different industries. The Fund is designed to provide investors with a diversified participation in international businesses. Over the years, some foreign businesses have been especially successful in their particular industries and some foreign stock markets have outperformed the American markets. Foreign securities markets do not always move in parallel with the U.S. securities markets, so investing in international securities can provide diversification advantages.

The Fund primarily invests in equity securities of seasoned companies that are listed on foreign stock exchanges, which the Investment Advisor considers to have attractive characteristics in terms of profitability, growth and financial resources. "Seasoned" and "established" companies are those companies that in the opinion of the Investment Advisor are known for the quality and acceptance of their products or services and for their ability to generate profits and in many cases pay dividends. The Fund may invest in fixed-income securities of foreign governments or companies when the Investment Advisor believes that prevailing market, economic, political or currency conditions warrant such investments. While most foreign securities are not subject to standard credit ratings, the Investment Advisor intends to select "investment grade" issues of foreign debt securities that are comparable to a Baa or higher rating by Moody's Investors Service, Inc. or a BBB or higher rating by Standard and Poor's Corporation based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to be medium grade and may have speculative characteristics.

The Fund may also purchase American Depository Receipts ("ADRs"), which represent foreign securities traded on U.S. exchanges or in the over-the-counter market, European Depository Receipts ("EDRs"), and International Depository Receipts ("IDRs"), in bearer form, which are designed for use in European and other securities markets. The Fund may also invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Fund invests may be relatively limited. When the Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.

In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Fund may purchase foreign currencies and/or engage in forward foreign currency transactions. The Fund will not engage in forward foreign currency exchange contracts for speculative purposes. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Fund, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of the Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Generally, the Fund does not intend to invest more than 35% of its total assets in any one particular country. The Fund, however, may, at times, temporarily invest a substantial portion of its assets in one or more of such countries if economic and business conditions warrant such investments, although it currently does not intend to do so to any principal extent. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries, and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries tend to be more volatile than those in developed countries. The Fund will not invest more than 20% of its total assets in companies located in developing countries.

Under normal conditions, the Fund will invest at least 80% of its net assets in equity securities of established companies whose primary business is carried on outside of the United States and investment grade fixed income securities of foreign governments and foreign corporations. However, to meet the liquidity needs of the Fund or when the Fund believes that investments should be deployed in a temporary defensive position because of economic or market conditions, the Fund may invest all or a major portion of its assets in short-term debt securities denominated in U.S. dollars, including U.S. Treasury bills and other securities of the U.S. government and its agencies, bankers' acceptances, certificates of deposit, and repurchase agreements maturing in seven days or less with U.S. banks and broker-dealers. The Fund may also hold cash and time deposits in foreign banks, denominated in any major foreign currency.

Investors should recognize that investing in foreign companies involves certain special considerations, which are not typically associated with investing in U.S. companies. Since the stocks of foreign companies are frequently denominated in foreign currencies and the Fund may temporarily hold uninvested reserves in bank deposits in foreign currencies, the Fund will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The investment policies of the Fund permit it to enter into forward foreign currency exchange contracts that allow it to hedge the Fund's holdings and commitments against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract.

As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to domestic companies, there may be less publicly available information about certain foreign companies than about domestic companies. Securities of some foreign companies are generally less liquid and more volatile than securities of comparable domestic companies. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in those countries.

Although the Fund will endeavor to achieve most favorable execution costs in its portfolio transactions, fixed commissions on many foreign stock exchanges are generally higher than negotiated commissions on U.S. Exchanges. In addition, it is expected that the expenses of custodian arrangements of the Fund's foreign securities will be somewhat greater than the expenses for the custodian arrangements for handling the Fund's securities of equal value.

Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the nonrecovered portion of foreign withholding taxes will reduce the income received from the companies comprising the Fund's portfolio.

The value of the assets of the Babson-Stewart Ivory International Fund, as measured in U.S. dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through the use of forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract will involve an obligation by the Fund to purchase or sell a specific amount of currency at a future date, which may be any fixed number of days, from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirements, and no commissions are charged at any stage for trades. Neither type of foreign currency transaction will eliminate fluctuations in the prices of the Fund's portfolio securities or prevent loss if the prices of such securities should decline.

The Fund may enter into forward foreign currency exchange contracts only under two circumstances. First, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. The Fund will then enter into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying securities transaction; in this manner the Fund will be better able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the securities are purchased or sold and the date on which payment is made or received.

Second, when the Investment Advisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Investment Advisor does not intend to enter into such forward contracts under this second circumstance on a regular or continuous basis. The Fund will also not enter into such forward contracts or maintain a net exposure to such contracts when the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency. The Investment Advisor believes that it is important to have flexibility to enter into such forward contracts when it determines that to do so is in the best interests of the Fund. The Fund's custodian bank segregates cash or equity or debt securities in an amount not less than the value of the Fund's total assets committed to forward foreign currency exchange contracts entered into under this second type of transaction. If the value of the securities segregated declines, additional cash or securities is added so that the segregated amount is not less than the amount of the Funds' commitments with respect to such contracts. Under normal circumstances, the Fund expects that any appreciation or depreciation on such forward exchange contracts will be approximately offset by the depreciation or appreciation in translation of the underlying foreign investment arising from fluctuations in foreign currency exchange rates. The Fund will recognize the unrealized appreciation or depreciation from the fluctuation in a foreign currency forward contract as an increase or decrease in the Fund's net assets on a daily basis, thereby providing an appropriate measure of the Fund's financial position and changes in financial position.

Babson Bond Trust. Babson Bond Trust will limit its investments in securities rated in the fourth classification (Baa and BBB) to a maximum of 25% of its assets, since these securities may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments.

The Portfolios may shorten or lengthen portfolio maturities as interest rates change. If the bond rating of a security purchased by a Portfolio is subsequently downgraded, the Portfolio will take any necessary steps designed to bring the Portfolio into compliance with its investment policies as soon as reasonably practicable. The Portfolios may also respond to adverse market, economic, political or other considerations by investing up to 100% of its assets in cash or short-term debt obligations for temporary defensive purposes.

Portfolio L holdings will generally have a duration of between 3.5 and 7 years (excluding short-term investments). Portfolio S holdings will generally have a duration of between 2 and 4 years (excluding short-term investments). Duration is a portfolio management tool used to determine the price sensitivity of an individual bond or portfolio of fixed income securities to a change in interest rates. Unlike maturity, which only states when the final payment is received, the duration of a fixed income security is the weighted average maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments. The Portfolios may include securities with maturities and durations outside these ranges.

Babson Money Market Fund. To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no broker's commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

To assure compliance with the adopted procedures pursuant to Rule 2a-7 under the Investment Company Act of 1940, the Fund will only invest in U.S. dollar denominated securities with remaining maturities of 397 days or less, maintain the dollar weighted average maturity of the securities in the Fund's portfolio at 90 days or less and limit its investments to those instruments which the Directors of the Fund determine to present minimal credit risks and which are eligible investments under the rule.

Babson Tax-Free Income Fund. The Fund will have substantially all of its assets invested in investment-grade municipal securities, the interest on which is deemed exempt from federal income tax (including the alternative minimum tax).

During periods of normal market conditions, the Fund will invest at least 80% of its net assets in municipal securities. The Fund may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S., its agencies or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of U.S. banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by Standard & Poor's Corp. ("S&P") or Prime-2 or better by Moody's Investors Services, Inc. ("Moody's"), or certain rights to acquire these securities.

The Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interests of shareholders. At least 90% of the municipal bonds in the Fund will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa and A), or by S&P (AAA, AA, and A). Any municipal bond backed by the full faith and credit of the federal government shall be considered to have a rating of AAA. Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the U.S.; or (2) are rated MIG-1, MIG-2 or MIG-3 by Moody's; or (3) if the notes are not rated, then the issuer's long-term bond rating must be at least A as determined by Moody's or by S&P. Short-term discount notes are limited to those obligations rated A-1 or A-2 by S&P, or Prime-1 or Prime-2 by Moody's or their equivalents as determined by the Fund's Board of Directors. With respect to short-term discount notes which are not rated, the issuer's long-term bond rating must be at least A by S&P or Moody's.

It is the policy of the Fund not to invest more than 25% of its assets in any one sector of municipal securities, except tax-exempt obligations that are backed by the U.S. government. Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.

Municipal securities are issued to obtain proceeds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, waterworks and sewer systems. Municipal securities also may be issued in connection with the refunding of outstanding obligations and obtaining funds to lend to other public institutions and facilities or for general operating expenses.

The two principal classifications of municipal bonds are "general obligation" and "revenue". General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities, or in some cases, from the proceeds of a special excise tax or other specific revenue source.

The Tax-Free Income Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations or persons related to "substantial users" of the facilities financed with such obligations may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not the Tax-Free Income Fund is an appropriate investment for them.

There are a variety of hybrid and special types of municipal obligations, as well as numerous differences in the security of municipal bonds, both within and between the two principal classifications of general obligation and revenue.

Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Yields on municipal securities depend on a variety of factors, such as the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the net asset value of the Fund and its shares can be expected to change as the level of interest rates fluctuates.

Municipal obligations, like all other debt obligations, carry a risk of default. Through careful selection and supervision, and concentration in the higher-quality investment grade issues, the Tax-Free Income Fund's management intends to reduce this risk. Prices of outstanding municipal securities will fluctuate with changes in the interest rates on new issues. Thus, the price of the Fund's shares will tend to increase as the rates on new issues decline, and decrease whenever the current rate is rising. Management will seek to minimize such share price fluctuation to the extent this can be achieved without detracting from the Fund's primary objective of the highest quality and maturity characteristics of the Fund.

Municipal securities are not traded as actively as other securities. Even though municipal securities will be redeemed at face value upon maturity, from time to time, when there has been no active trading in a particular Fund holding, its interim pricing for the purpose of the daily valuation of the Fund shares may have to be based on other sources of information and methods deemed fair and reasonable by the Board of Directors. One principal method that is commonly used by Funds and other investors who own municipal securities is called matrix pricing, a pricing methodology that groups similarly structured securities and applies the same relative price movements to the group.

From time to time, proposals have been introduced in Congress to restrict or eliminate the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. If such a proposal was enacted, the availability of municipal securities for investment by the Fund would be adversely affected. In such event, the Fund would reevaluate its investment objective and policies and submit possible changes in the structure of the Fund for the consideration of the shareholders.

Cash Management. For purposes including but not limited to meeting redemptions and unanticipated expenses, the Funds (except the Babson Money Market Fund) may invest a portion of their assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

(1) Certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(2) Commercial paper of companies rated P-2/MIG-2 or higher by Moody's Investors Service, Inc. (Moody's) or A-2 or higher by Standard and Poor's Corporation (S&P), or if not rated by either Moody's or S&P, a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated A or higher by Moody's or A or higher by S & P;

(3) Short-term debt securities which are non-convertible, which have one year or less remaining to maturity at the date of purchase and which are rated A or higher by Moody's or A or higher by S & P; and,

(4) Negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Deposit Insurance Corporation.

Repurchase Agreements. All the Funds may invest in issues of the United States Treasury or a United States government agency subject to repurchase agreements. A repurchase agreement involves the sale of securities to the Funds with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the purchaser's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the Investment Company Act of 1940, repurchase agreements are considered loans by the Funds.

The Funds will enter into such repurchase agreements only with United States banks having assets in excess of $1 billion which are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Funds. The term to maturity of a repurchase agreement normally will be no longer than a few days. Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 10% of a Fund's net assets.

The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Funds may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that the Funds may not be able to perfect its interest in the underlying securities. While the Funds' management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.

Concentration. None of the Funds will invest more than 25% of its assets in a single industry.

Borrowing. None of the Funds intend to borrow in excess of 5% of its total assets.

Fundamental Investment Restrictions. In addition to the investment objective and portfolio management policies set forth in the Prospectus under the caption "Investment Objective and Principal Investment Strategies," the Funds are subject to certain other restrictions which may not be changed without approval of the lesser of: (1) at least 67% of the voting securities present at a meeting if the holders of more than 50% of the outstanding securities of the Fund are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Fund.

Babson Enterprise Fund, Babson Enterprise Fund II and Shadow Stock Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;
(2) engage in the purchase or sale of real estate or commodities or, with respect to Enterprise Fund II, futures contracts; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or (15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Babson Growth Fund and Babson Value Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan); (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission, but, with respect to the Growth Fund, not in excess of 5% of the Growth Fund's assets, or, for either Fund, pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor, with respect to the Growth Fund, invest more than 25% of the Growth Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; or (14) invest in securities which are assessable or involve unlimited liability.

Babson-Stewart Ivory International Fund will not: (1) purchase the securities of any one issuer, except the United States government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or
(b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer; (2) engage in the purchase or sale of real estate or commodities; (3) underwrite the securities of other issuers; (4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof; (5) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (6) invest in companies for the purpose of exercising control of management; (7) purchase securities on margin or sell securities short; (8) purchase shares of other investment companies except shares of closed-end investment companies, purchased in the open market at ordinary broker's commission, but not in excess of 5% of the Fund's assets, or pursuant to a plan of merger or consolidation; (9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which including predecessors, have not had at least three years' continuous operations nor invest more than 25% of the Fund's assets in any one industry; (10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under circumstances existing at the time; (11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager, its partner, officer, or director beneficially owns more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of such company's securities own in the aggregate more than 5% of the outstanding securities of such company; (12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; (13) make itself or its assets liable for the indebtedness of others; (14) invest in securities which are assessable or involve unlimited liability; or (15) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

Babson Bond Trust will not: (1) purchase any investment security for credit or on margin, except such short-term credits as are necessary for the clearance of transactions; (2) participate on a joint or a joint-and-several basis in any trading account in securities; (3) sell any securities short; (4) borrow money, securities or other property in any event or for any purpose whatsoever, or issue any security senior to the shares authorized by the Trust Indenture; (5) lend money, securities or other assets of the Trust for any purpose whatsoever, provided, however, that the acquisition of any publicly distributed securities shall not be held or construed to be the making of a loan; (6) mortgage, pledge, hypothecate or encumber in any manner whatsoever any investment securities at any time owned or held by the Trust; (7) underwrite or participate in the underwriting of any securities; (8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation; (9) acquire any security issued by any issuer in which an officer, director or stockholder of such issuer is a Trustee of the Trust or an officer or director of a principal underwriter (as defined in the Investment Company Act of 1940) if after the purchase of such security one or more of the Trustees owns beneficially more than 1/2 of 1% of the capital stock of such issuer and such Trustees together own beneficially more than 5% of the capital stock of such issuer; (10) acquire any security of another issuer if immediately after and as a result of such acquisition the market value of such securities of such other issuer shall exceed 5% of the market value of the total assets of the Trust or the Trust shall own more than 10% of the outstanding voting securities of such issuer (this restriction does not apply to securities issued by the United States or any state, county or municipality thereof; (11) invest more than 25% of the value of its assets in any one industry; (12) engage in the purchase or sale of real estate or commodities; (13) invest in companies for the purpose of exercising control of management; or (14) purchase any securities which are subject to legal or contractual restrictions, i.e., restricted securities which may not be distributed publicly without registration under the Securities Act of 1933.

Babson Money Market Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities), if as a result, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in the securities of such issuer, or (b) the Fund would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities); (3) borrow money in excess of 15% of its total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Fund securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income; (4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite securities issued by other persons; (7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate; (8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; (9) purchase securities on margin or sell short; (10) purchase or retain securities of an issuer if to the knowledge of the Fund's management those directors of the Fund, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) write or invest in put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs; (13) invest in companies for the purpose of exercising control; (14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; (15) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers that have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities; or (16) purchase any securities that would cause more than 25% of the Fund's value of total net assets at the time of such purchase to be invested in any one industry.

There is no limitation with respect to investments in U.S. Treasury Bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

Babson Tax-Free Income Fund will not: (1) invest in equity securities or securities convertible into equities; (2) purchase more than 10% of the outstanding publicly issued debt obligations of any issuer; (3) borrow money except for temporary emergency purposes, and then only in an amount not exceeding 10% of the value of the total assets of the Fund; (4) mortgage, pledge or hypothecate the assets of the Fund to an extent greater than 10% of the value of the net assets of the Fund; (5) issue senior securities, as defined in the Investment Company Act of 1940, as amended; (6) underwrite any issue of securities; (7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by real estate; (8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; (9) purchase securities on margin or sell short;(10) purchase or retain securities of an issuer if to the knowledge of the Fund's management those directors of the Fund, each of whom owns more than1/2of 1% of such securities, together own more than 5% of the securities of such issuer; (11) purchase or sell commodities or commodity contracts; (12) invest in put, call, straddle or special options; (13) purchase securities of any issuer (except the U.S. government, its agencies and instrumentalities, and any municipal bond guaranteed by the U.S. government) in the Fund if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; for purposes of this limitation, "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security; (14) invest in companies for the purpose of exercising control; (15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;
(16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

Non-Fundamental Investment Restrictions. In addition to the investment objectives and policies described in the Funds' Prospectus and in this SAI, each applicable Fund will be subject to the following non-fundamental investment restrictions, which a Fund's Board of Directors may change without shareholder approval.

Babson-Stewart Ivory International Fund will not engage in any of the following activities: (1) invest directly in oil, gas, or other mineral exploration or development programs: (2) invest more than 5% of its total assets in securities which are restricted as to future sale; (3) invest more than 5% of its total assets in puts, calls, straddles, spreads, and any combination thereof (the Fund will engage in options transactions for hedging purposes only); and (4) purchase warrants, valued at the lower of cost or market, in excess of 5% of the value of the Fund's net assets. Included within that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants that are not listed on the New York or American Stock Exchange. Warrants acquired by the Fund at any time in units or attached to securities are not subject to this restriction.

Portfolio Transactions. Decisions to buy and sell securities for the Funds are made by David L. Babson & Company, Inc. (often "David L. Babson") and S.I International Assets (the "Investment Advisors"), under the supervision of Jones & Babson, Inc. The Investment Advisors are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities. Portfolio turnover will be no more than is necessary to meet the Funds' investment objectives. Under normal circumstances, it is anticipated that the Funds' portfolio turnover will not exceed 100%.

In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on circumstances of the trade involved and to the extent that they do not detract from the quality of the execution. The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances which exist at the time. The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers who will provide quality executions at competitive rates. Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds. Substantially all of the equity portfolio transactions (except for the Babson-Stewart Ivory International Fund) are through brokerage firms which are members of the New York Stock Exchange which is typically the most active market in the size of the Fund's transactions and for the types of securities predominant in the Fund's portfolio. Commissions of transactions executed on foreign exchanges are generally on a fixed basis. The Babson-Stewart Ivory International Fund endeavors to obtain the rate of such commission in good faith so as to achieve the most favorable results under the circumstances of each transaction. When buying securities in the over-the-counter market, the Funds will select a broker who maintains a primary market for the security unless it appears that a better combination of price and execution may be obtained elsewhere. The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services. However, the Funds reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934 when it appears that this would be in the best interests of the shareholders.

No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business. Allocation is reviewed regularly by both the Board of Directors of the Funds and Jones & Babson.

When it appears to be in the best interests of its shareholders, the Funds may join with other clients of the managers in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between the Funds and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by the Funds or the size of the position obtained by the Funds.

For the past three fiscal years each year, the total dollar amount of brokerage commissions paid by the Funds were as follows:

Enterprise - $648,300, $172,511 and $194,880 for 2002, 2001 and 2000,
respectively; Enterprise II - $ 82,267, $87,920 and $87,374; Growth - $231,944,
$433,451 and $664,645; Shadow $117,629 $87,234 and $31,070; Value - $597,143,
$737,442 and $1,223,429; Stewart Ivory International - $139,961, $169,537 and
$236,401.

                              PERFORMANCE MEASURES

The Funds may advertise "average annual total return" over various periods of time. Such total return figures show the average percentage change in value of an investment in the Funds from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Funds' shares and assume that any income dividends and/or capital gains distributions made by the Funds during the period were reinvested in shares of the Funds. Figures will be given for recent one-, five- and ten-year periods (if applicable), and may be given for other periods as well (such as from commencement of the Funds' operations, or on a year-by-year basis). When considering "average" total return figures for periods longer than one year, it is important to note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period.

Total Return. The Funds' "average annual total return" figures described and shown below are computed according to a formula prescribed by the Securities and Exchange Commission. The formula can be expressed as follows:

P(1+T)n = ERV

Where: P = a hypothetical initial payment of $1,000

T    = average annual total return
n    = number of years
ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year (or other) periods at the end of the 1, 5 or 10 year (or other) periods (or fractional portions thereof).

From time to time, Babson Bond Trust and Babson Tax-Free Income Fund may quote its yield in advertisements, shareholder reports or other communications to shareholders. Yield is calculated according to the following standardized SEC formula.

Current yield reflects the income per share earned by the Fund's investments.

Current yield is determined by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period.

The SEC standardized yield formula is as follows:

Yield = 2(((a-b)/cd+1)^6) - 1

     Where:

     a = dividends and interest earned during the period

     b = expenses accrued for the period (net of reimbursements)

     c = the average daily number of shares outstanding during the period that were entitled to receive dividends

     d = the maximum offering price per share on the last day of the period.

From time to time, the Babson Money Market Fund may quote its yields in advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-4-BABSON (1-800-422-2766), or in the Kansas City area (816) 751-5900. The current annualized yield for the Money Market Fund is computed by: (a) determining the net change in the value of a hypothetical pre-existing account in the Fund having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may calculate a compound effective yield by adding 1 to the base period return (calculated as described above, raising the sum to a power equal to 365/7 and subtracting 1). For the period ended December 31, 2002, the seven-day effective yield and thirty-day effective yield of the Money Market Fund were _____% and ______%, respectively. At December 31, 2002, the average maturity of the Money Market Fund was ___ days.

Performance Comparisons. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, they may compare their performance to rankings prepared by Lipper Analytical Services, Inc. (Lipper) or Morningstar, Inc., two widely recognized independent services which monitor the performance of mutual funds. The Funds may compare their performance to the Standard & Poor's 500 Stock Index ("S&P 500"), an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, the MSCI/EAFE, an index of unmanaged stocks from 20 international markets, the S&P Barra Value, a capitalization weighted index associated with "value" stocks, the S&P Barra Growth, a capitalization weighted index associated with "growth" stocks, the Russell 2000 Index, an index that measures the performance of the smallest 2000 publicly traded companies, the Lehman Brothers Aggregate Bond Index, an index of government, corporate and agency bonds, the Lehman Brothers Intermediate Government Corporate Index, an index of government, agency and corporate notes between 1 and 10 year maturities, or the Consumer Price Index. Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications such as Barron's, Business Week, Forbes, Fortune, Institutional Investor, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, Morningstar Mutual Funds, Mutual Fund Forecaster, No-Load Investor and The Wall Street Journal may also be used in comparing performance of the Fund. Performance comparisons should not be considered as representative of the future performance of any Fund.

Performance rankings, recommendations, published editorial comments and listings reported in Barron's, Business Week, Financial World, Forbes, Fortune, Investors Business Daily, Kiplinger's Personal Finance Magazine, Money, Mutual Fund Magazine, Smart Money, Stanger's, The Wall Street Journal, USA Today and U.S. News & World Report may also be cited (if the Funds are listed in any such publication) or used for comparison, as well as performance listings and rankings from CDA Investment Technologies, Inc., Donoghue's Mutual Fund Almanac, Donoghue's Money Letter, Income and Safety, Louis Rukeyser's Wall Street Newsletter, Morningstar Mutual Funds, No-Load Fund Analyst, No-Load Fund Investor, No-Load Fund X, Personal Finance, The Mutual Fund Letter, United Mutual Fund Selector and Wiesenberger Investment Companies Service.

Average annual total return before taxes. Average annual total return before taxes is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect. The table below shows the average annual total return for each Fund for the specified periods.

  For the one year 7/1/01-6/30/02

  Enterprise                                    20.82%
  Enterprise II                                  2.91%
  Growth                                       -24.90%
  Shadow Stock                                  12.44%
  Value                                        - 3.02%
  Stewart Ivory International                  -13.72%
  Bond Trust - L                                 4.81%
  Bond Trust - S                                 5.21%
  Tax-Free Income                                6.12%
  Money Market                                   1.55%


  For the five years 7/1/97 - 6/30/02

  Enterprise                                     9.12%
  Enterprise II                                  8.21%
  Growth                                       - 0.18%
  Shadow Stock                                  11.94%
  Value                                          5.33%
  Stewart Ivory International                  - 4.21%
  Bond Trust - L                                 6.16%
  Bond Trust - S                                 6.08%
  Tax-Free Income                                5.30%
  Money Market                                   4.16%

  For the ten years 7/1/92 - 6/30/02

  Enterprise                                    13.27%
  Enterprise II                                 13.04%
  Growth                                         8.50%
  Shadow Stock                                  13.90%
  Value                                         12.30%
  Stewart Ivory International                    3.09%
  Bond Trust - L                                 6.40%
  Bond Trust - S                                 6.09%
  Tax-Free Income                                5.67%
  Money Market                                   3.99%

The following SEC formula was used to calculate these figures:

P(1+T)n  = ERV

Where:

P = a hypothetical initial payment of $1,000 T = average annual total return N = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period.

Average annual total return after taxes on distributions and sale of fund shares. Average annual total return after taxes on distributions is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions. The calculation assumes that income dividends and capital gain distributions, less the taxes due on such distributions, are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, but assumes that the redemption itself had no tax consequences. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits. The table below shows the average annual total return after taxes on distributions for each Fund for the specified periods.


  For the one year 7/1/01-6/30/02

  Enterprise                                    20.14%
  Enterprise II                                  1.78%
  Growth                                       -25.25%
  Shadow Stock                                  11.82%
  Value                                        - 3.76%
  Stewart Ivory International                  -12.08%
  Bond Trust - L                                 2.66%
  Bond Trust - S                                 2.95%
  Tax-Free Income                                6.12%


  For the five years 7/1/97 - 6/30/02

  Enterprise                                     6.87%
  Enterprise II                                  6.75%
  Growth                                       - 2.98%
  Shadow Stock                                   9.85%
  Value                                          3.67%
  Stewart Ivory International                  - 4.64%
  Bond Trust - L                                 3.74%
  Bond Trust - S                                 3.62%
  Tax-Free Income                                5.15%

  For the ten years 7/1/92 - 6/30/02

  Enterprise                                    10.28%
  Enterprise II                                 11.57%
  Growth                                         5.73%
  Shadow Stock                                  11.15%
  Value                                         10.64%
  Stewart Ivory International                    2.33%
  Bond Trust - L                                 3.66%
  Bond Trust - S                                 3.36%
  Tax-Free Income                                5.38%

The following SEC formula was used to calculate these figures:

P(1+T)n  = ATVD

Where:

P    = a hypothetical initial payment of $1,000
T    = average annual total return (after taxes on distributions)
n    = number of years
ATVD = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions but not after taxes on redemption.

Average annual total return after taxes on distributions and sale of fund shares. Average annual total return after taxes on distributions and sale of fund shares is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value, after taxes on distributions and sale of fund shares. The calculation assumes that income dividends and capital gain distributions are reinvested at net asset value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees, including taxes upon sale of fund shares. If a change is made to the sales charge structure, historical performance information will be restated to reflect the maximum initial sales charge currently in effect.

Taxes due on distributions are calculated by applying the highest individual marginal federal income tax rates in effect on the reinvestment date, using the rates that correspond to the tax character of each component of the distributions (e.g., the ordinary income rate for distributions of ordinary income and net short-term capital gains, and the long-term capital gain rate for distributions of net long-term capital gains). The taxable amount and tax character of a distribution may be adjusted to reflect any recharacterization of the distribution since its original date. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date; for example, no taxes are assumed to be due on the portion of any distribution that would not result in federal income tax on an individual (e.g., tax-exempt interest or non-taxable returns of capital). The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are disregarded, as are the effects of phaseouts of certain exemptions, deductions, and credits at various income levels, and the impact of the federal alternative minimum tax. Any redemptions of shares required to pay recurring fees charged to shareholder accounts are assumed to result in no additional taxes or tax credits.

The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds, after deducting any nonrecurring charges assessed at the end of the period, subtracting capital gains taxes resulting from the redemption, or adding the tax benefit from capital losses resulting from the redemption. In determining the basis for a reinvested distribution, the distribution is included net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the initial investment and each subsequent purchase through reinvested distributions. Shares acquired through reinvestment of distributions are not assumed to have the same holding period as the initial investment. The tax character of such reinvestments is determined by the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions. Capital gains taxes (or the benefit resulting from tax losses) is calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal law applicable on the redemption date. Shareholders are assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption, so that the taxpayer may deduct the capital losses in full.

The table below shows the average annual total return after taxes on distributions and sale of Fund shares for each Fund for the specified periods.

  For the one year 7/1/01-6/30/02

  Enterprise                                    20.14%
  Enterprise II                                  1.79%
  Growth                                       -25.25%
  Shadow Stock                                  11.83%
  Value                                        - 3.76%
  Stewart Ivory International                  -12.09%
  Bond Trust - L                                 2.67%
  Bond Trust - S                                 2.95%
  Tax-Free Income                                6.12%


  For the five years 7/1/97 - 6/30/02

  Enterprise                                     6.88%
  Enterprise II                                  6.75%
  Growth                                       - 2.98%
  Shadow Stock                                   9.85%
  Value                                          3.67%
  Stewart Ivory International                  - 4.65%
  Bond Trust - L                                 3.75%
  Bond Trust - S                                 3.62%
  Tax-Free Income                                5.16%

  For the ten years 7/1/92 - 6/30/02

  Enterprise                                    10.28%
  Enterprise II                                 11.58%
  Growth                                         5.73%
  Shadow Stock                                  11.16%
  Value                                         10.64%
  Stewart Ivory International                    2.33%
  Bond Trust - L                                 3.66%
  Bond Trust - S                                 3.37%
  Tax-Free Income                                5.39%


The following SEC formula was used to calculate these figures:

P(1+T)n  = ATVDR

where:

P     = a hypothetical initial payment of $1,000
T     = average annual total return (after taxes on distributions and redemptions)
n     = number of years
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of each period at the end of each period, after taxes on fund distributions and redemption.

                      HOW THE FUNDS' SHARES ARE DISTRIBUTED

Jones & Babson, as agent of the Funds has agreed to supply its best efforts as sole distributor of the Funds' shares and, at its own expense, pay all sales and distribution expenses in connection with their offering other than registration fees and other government charges. The offering of the Funds' shares is on a continuous basis. Jones & Babson is located at BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

Jones & Babson does not receive any fee or other compensation under the distribution agreement which continues in effect from May 1, 2003 for an initial period of two years, and which will continue automatically for successive annual periods if approved at least annually by the Funds' Board of Directors, including a majority of those Directors who are not parties to such agreements or interested persons of any such party. It terminates automatically if assigned by either party or upon 60 days written notice by either party to the other. Jones & Babson also serves as the Funds' Transfer Agent.


                          PURCHASING AND SELLING SHARES

Purchases. Neither the Funds nor the entities that provide services to it (the "Fund Complex") will be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly. Examples of improper transaction requests may include lack of a signature guarantee when required, lack of proper signatures on a redemption request or a missing social security or tax id number. If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee. Shares of the Funds may be purchased directly from the Funds without this brokerage fee. Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year. This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share, and the aggregate shares owned. A transcript of all activity in your account during the previous year will be furnished each January. By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account, which provides necessary tax information. A duplicate copy of a past annual statement is available from Jones & Babson at its cost, subject to a minimum charge of $5 per account, per year requested.

Each statement and transaction confirmation will request that you inform the Fund in writing of any questions about the information presented. If you do not notify the Fund in writing of any questions within the specified time period, the Funds will consider you to have approved the information in the statement.

Normally, the shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate. Should you have a special need for a certificate, one will be issued on request for all or a portion of the whole shares in your account. A charge of $25.00 will be made for any certificates issued. In order to protect the interests of the other shareholders, share certificates will be sent to those shareholders who request them only after the Funds have determined that unconditional payment for the shares represented by the certificate has been received by its custodian, UMB Bank, n.a. The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the prospectus or to reject purchase orders when, in the judgment of Funds' management, such withdrawal or rejection is in the best interest of the Fund and its shareholders. The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds' special investment programs.

The Funds reserve the right to refuse to accept orders for shares of a Fund unless accompanied by payment, except when a responsible person has indemnified the Funds against losses resulting from the failure of investors to make payment. In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds' underwriter, Jones & Babson, will cover the loss. If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

Sales (Redemptions). The Fund Complex will not be responsible for the consequences of delays, including delays in the banking or Federal Reserve wire systems. The Fund Complex cannot process transaction requests that are not completed properly.

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a proper redemption request has been received usually no later than the third business day after it is received. The Funds must receive an endorsed share certificate with a signature guarantee, where a certificate has been issued. Transmissions are made by mail unless an expedited method has been authorized and properly specified in the redemption request. In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first. The Telephone/Fund Web Site Redemption Service may only be used for non certificated shares held in an open account. The Funds reserve the right to refuse a telephone or fund web site redemption request. At our option, the Funds may pay such redemption by wire or check. The Funds may reduce or waive the $10 charge for wiring redemption proceeds in connection with certain accounts. To participate in the Systematic Redemption Plan your dividends and capital gains distributions must be reinvested in additional shares of the Funds.

Babson Money Market Fund may accept drafts (checks) on the form provided by the Fund without the necessity of an accompanying guarantee of signature, and drawn on the registered shareholder account, to redeem sufficient shares in the registered shareholder account and to deposit the proceeds in a special account at UMB Bank, n.a. for transmission through the commercial banking system to the credit of the draft payee. The drafts must be in at least the amount of $500 with a maximum of $100,000 total per day in drafts, and may be drawn only against shares held in open account (no certificate outstanding). The Funds and their Manager may refuse to honor drafts where there are insufficient open account shares in the registered account, or where shares to be redeemed which were purchased by check have been held for less than 15 days, and to the specific conditions relating to this privilege as well as the general conditions set out above.

Due to the high cost of maintaining smaller accounts, the Funds have retained the authority to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions but not as the result of market action, if the account value remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund's intention to close the account,
(2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The Funds may suspend the right of redemption or postpone the date of payment beyond the normal three-day redemption period under the following conditions authorized by the Investment Company Act of 1940: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal of a Fund's securities is not reasonably practical, or (b) it is not reasonably practical for a Fund to determine the fair value of its net assets; (3) under certain circumstances where certain shareholders are attempting to "time the market" by purchasing and redeeming a Fund's shares on a regular basis; or (4) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.

The Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940 pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "How Share Price is Determined" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

Market Timers. The Funds do not allow market timers. The Funds may refuse to sell shares to market timers. You will be considered a market timer if you have
(i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.

How Share Price is Determined. The Funds' net asset value per share is computed once daily, Monday through Friday, at 4:00 p.m., Eastern Time except: days when the Funds are not open for business; days on which changes in the value of portfolio securities will not materially affect the net asset value; days during which a Fund receives no purchase or redemption orders; and customary holidays.

The Funds are generally open for business days when the New York Stock Exchange is open. The New York Stock Exchange is closed on the following customary holidays:

New Year's Day                                       January 1
Martin Luther King Jr. Day                           Third Monday in January
Presidents' Holiday                                  Third Monday in February
Good Friday                                          Friday before Easter
Memorial Day                                         Last Monday in May
Independence Day                                     July 4
Labor Day                                            First Monday in September
Thanksgiving Day                                     Fourth Thursday in November
Christmas Day                                        December 25

Additional Purchase and Redemption Policies.  The Funds reserve the right to:

(1) Waive or increase the minimum investment requirements with respect to any person or class of persons, which includes shareholders that invest through any of the Fund's special investment programs;

(2) Cancel or change the telephone/Funds' web site investment service, redemption service, the telephone exchange service and the automatic monthly investment plan without prior notice to you when doing so is in the best interest of the Funds and their shareholders;

(3) Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you;

(4) Begin charging a fee for the telephone/Funds' web site service and to cancel or change the service upon 60 days written notice to you;

(5) Begin charging a fee for the systematic redemption plan upon 30 days written notice to you;

(6) Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders; the Funds may also waive the signature guarantee requirement if you authorize the telephone redemption method at the same time you submit the initial application to purchase shares; and,

(7) Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Funds have other reason to believe that this requirement would be in the best interests of the Fund and its shareholders.


                             MANAGEMENT OF THE FUNDS

Investment Adviser and Sub-Advisers. Jones & Babson, as the investment adviser, employs at its own expense David L. Babson to serve as investment sub-adviser for each Fund except Babson-Stewart Ivory International Fund, Inc. For the
Babson-Stewart Ivory International Fund, Jones & Babson employs at its own expense S.I. International Assets to serve as investment sub-adviser, for the Fund. Analytic Systems, Inc. acts as an additional investment sub-adviser for the Shadow Stock Fund. David L. Babson, located in Cambridge, Massachusetts, is registered with the Securities Exchange Commission and serves individual, corporate and other institutional clients. S.I. International Assets is a partnership formed in 1987, by David L. Babson and Stewart Ivory & Company (International) Ltd.


David L. Babson is a wholly owned subsidiary of DLB Acquisition Corporation, an indirect, majority owned subsidiary of Massachusetts Mutual Life Insurance Company headquartered in Springfield, Massachusetts. Massachusetts Mutual Life Insurance Company is an insurance organization founded in 1851 and is considered to be a controlling person of David L. Babson, under the Investment Company Act of 1940.

S.I. International Assets is a partnership formed in 1987, between David L. Babson & Company, Inc. and Stewart-Ivory Company (International) Ltd.("Stewart-Ivory") a wholly-owned subsidiary of First State Investments (UK Holdings) Limited and an indirect subsidiary of the Commonwealth Bank of Australia. On September 20, 2002, Babson and Stewart-Ivory entered into an agreement providing for the orderly winding-up of S.I. International Assets and the continuation of the S.I. International Assets' advisory business by Stewart Ivory (to be renamed First State Investments International Limited). It is anticipated that Stewart Ivory will seek to serve under Jones & Babson as the advisor to the Babson-Stewart Ivory International Fund going forward, subject to approval by Jones & Babson, the Board and the Fund's shareholders.

The aggregate management fees paid to Jones & Babson by the Funds during the three most recent fiscal years ended June 30, 2002, 2001 and 2000 (from which Jones & Babson paid all the Funds' expenses except those payable directly by the Funds) were $2,469,000, $1,275,000 and $1,392,000, respectively for the
Enterprise Fund; $724,000, $724,000 and $775,000 for the Enterprise Fund II; $2,362,000, $3,415,000 and $3,815,000 for the Growth Fund; $556,000, $471,000
and $423,000 for the Shadow Stock Fund; $4,264,000, $4,782,000 and $7,928,000
for the Value Fund; $287,000, $710,000 and $838,000 for the Stewart Ivory International Fund; $922,000, $944,000 and $1,039,000 for the Bond Trust Portfolio L; $298,000, $289,000 and $317,000 for the Bond Trust Portfolio S (does not include the effect of fee waiver); $327,000, $346,000 and $434,000 for the Money Market Fund; $342,000, $306,000 and $437,000 for the Tax-Free Income Fund.

New Investment Advisory Agreements

The fees shown above were paid under previous management agreements which provided that the annual fees charged by J&B covered all normal operating costs of the Funds except for certain minimal expenses borne by the Funds. J&B and each Fund (except Bond Trust) entered into a new Investment Advisory Agreement effective May 1,2003. J&B and Bond Trust entered into a separate new Investment Advisory Agreement effective May 1, 2003. These Agreements are referred to collectively below, unless otherwise noted, as the "New Investment Advisory Agreement." The New Investment Advisory Agreement provides that the Funds directly pay for their own expenses (advisory and non-advisory) rather than paying a single "unified" management fee to J&B. Under the old "unified" management fee structure, J&B was responsible for the provision of needed services and payment of all or most of the advisory and non-advisory expenses of the Funds. In order to retain the same general economic effect of the old "unified" fee structure, J&B and each Fund have entered into an Administrative Services Agreement for each Fund under which J&B will provide fund administration, transfer agency, fund accounting and other services in a manner similar to arrangements under the old management agreement. Each Fund will pay J&B an annual fee of .10% of average daily net assets under the Administrative Services Agreement. However, the advisory fee under the new Investment Advisory Agreement for each Fund has been reduced from its previous level (see the Prospectus Supplement dated May 1, 2003 for more information) such that the combined advisory and administrative fees are identical to the old management fees.


Under the New Investment Advisory Agreement, J&B (i) provides for use by each Fund, at J&B's expense, office space and all necessary office facilities, equipment and personnel for servicing the investments of each Fund, (ii) pays the salaries and fees of all officers and directors of the Funds who are "interested persons" of J&B as such term is defined in the 1940 Act, and (iii) pays for all clerical services relating to research, statistical and investment work.

Under the New Investment Advisory Agreement, each Fund pays all its expenses, other than those expressly stated to be payable by J&B, which expenses payable by a Fund include, without limitation, interest charges, taxes, brokerage commissions and similar expenses, distribution and shareholder servicing expenses, expenses of issue, sale, repurchase or redemption of shares, expenses of registering or qualifying shares for sale, expenses of printing and distributing prospectuses to existing shareholders, charges of custodians (including sums as custodian and for keeping books and similar services of the Funds), transfer agents (including the printing and mailing of reports and notices to shareholders), registrars, auditing and legal services, clerical services related to recordkeeping and shareholder relations, printing of share certificates and fees for Directors (or Trustees) who are not "interested persons" of J&B.

The New Investment Advisory Agreement provides that J&B may delegate any or all of its rights, duties and obligations under the Agreement to one or more sub-advisers.

The New Investment Advisory Agreement provides that J&B will not be liable for any loss suffered by the Funds in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties.

The New Investment Advisory Agreement may be terminated without penalty by vote of the Directors, as to any Fund by the shareholders of that Fund, or by J&B on 60 days written notice. The New Investment Advisory Agreement also terminates without payment of any penalty in the event of its assignment. In addition, the New Investment Advisory Agreement may be materially amended only by a vote of the shareholders of the affected Fund(s), and provides that it will continue in effect from year to year, after its initial two-year term, only so long as such continuance is approved at least annually with respect to each Fund by vote of either the Directors or the shareholders of the Fund, and, in either case, by a majority of the Directors who are not "interested persons" of J&B. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

In evaluating the terms of the New Investment Advisory Agreement, the Boards of Directors considered, among other things, the possible effects of the purchase of J&B by RBC Dain upon the Funds and J&B and upon the ability of J&B to provide an appropriate range of management and administrative services, the performance record of J&B, and the anticipated relationship between J&B and RBC Dain. The Boards evaluated the financial strength and resources of RBC Dain and its experience in the mutual fund business. The Boards also took into account the management, personnel and operations of RBC Dain, the commitment of RBC Dain to the financial services industry, and the proposed structure of the purchase of J&B by RBC Dain.

The Boards considered that the Expense Limitation Agreement provides that no increase in fees and expenses from the current levels can occur for at least two years. The Boards considered that the New Investment Advisory Agreement, related Administrative Services Agreement and Expense Limitation Agreement contain economic terms and conditions no less favorable than those that have been in place and provide for services of the same nature and quality as those that have been in place. The Boards discussed the nature of the proposed contractual expense limitation arrangements and the manner in which the arrangements could be continued, modified or terminated.

The New Investment Advisory Agreements were approved by the Boards of Directors/Trustees on May 30, 2002. Shareholders of each Fund approved the New Investment Advisory Agreement for their Funds at Special Meetings of Shareholders held on March 28, 2003. The old Management Agreements, which had been continued by the Boards on October ___, 2002, terminated automatically on May 1, 2003, the date on which Jones & Babson was purchased by RBC Dain.


New Investment Counsel Agreements

At joint meetings of the Boards of Directors (and Trustees) held on May 30, 2002 and October 9, 2002, the Boards considered the approval of the New Investment Counsel Agreements. The Boards, including all of the Independent Directors of each Fund's Board, unanimously approved, subject to shareholder approval, the New Investment Counsel Agreements.

In reaching this conclusion, the Boards obtained such information as they deemed reasonably necessary to approve David L. Babson as investment counsel for each Fund. The Independent Directors, prior to approving the New Investment Counsel Agreements, met informally with members of the management of J&B and with each other to hold discussions concerning the approval of the New Investment Counsel Agreements, as well as discussing the issues extensively with their counsel. In addition, at the October 9, 2002 Board Meeting, a representative of RBC Dain who had been involved in the negotiations with respect to the New Investment Counsel Agreements, made a presentation to the Boards and answered Directors' questions concerning the New Investment Counsel Agreements. The Independent Directors evaluated all positive and negative aspects of the New Investment Counsel Agreements. The Independent Directors recognized the value of the Babson name but determined that, although the Funds had less protection with respect to their right to the Babson name in the New Investment Counsel Agreements than in the Current Investment Counsel Agreements, the anticipated overall benefits to the Funds of the purchase of J&B by RBC Dain outweighed this negative aspect. Namely the Boards acknowledged the potential benefits that the Funds may realize in the future after the Closing. These included, among others, the extensive distribution capabilities of RBC Dain, RBC Dain's interest in growing its U.S. operations and the potential resulting growth of assets of the Funds, as well as the other factors which the Board had previously considered in its approval of the New Investment Advisory Agreements.


David L. Babson has an experienced investment analysis and research staff which eliminates the need for Jones & Babson and the Funds to maintain an extensive duplicate staff, with the consequent increase in the cost of investment advisory service. Jones & Babson pays David L. Babson a fee of 70/100 of one percent (0.70%) of the first $30 million and 50/100 of one percent (0.50%) of amounts in excess of $30 million of Enterprise Fund's average daily total net assets; 70/100 of one percent (0.70%) of the first $30 million and 50/100 of one percent (0.50%) of amounts in excess of $30 million of Enterprise Fund II's; 30/100 of one percent (0.30%) for the first $100 million, 25/100 of one percent (0.25%) on the next $150 million and 20/100 of one percent (0.20%) for amounts in excess of $250 million of Growth Fund's; 25/100 of one percent (0.25%) of Shadow Stock Fund's; 35/100 of one percent (0.35%) of Value Fund's; 475/1000 of one percent (0.475%) of Stewart Ivory International Fund's; 25/100 of one percent (0.25%) of Bond Trust Portfolio L's; 15/100 of one percent (0.15%) of Bond Trust Portfolio S's (through June 30, 2002); 20/100 of one percent (0.20%) of Money Market Fund; 25/100 of one percent (0.25%) of Tax-Free Income Fund, which is computed daily and paid semimonthly. The cost of the services of David L. Babson is included in the services of Jones & Babson. During the three most recent fiscal years ended June 30, 2002, 2001 and 2000, Jones & Babson paid David L. Babson fees amounting to $1,285,154, $622,694 and $678,776, respectively for the Enterprise Fund; $277,466, $347,129 and $371,379 for the Enterprise Fund II; $814,927, $1,043,618
and $1,155,760 for the Growth Fund, $119,330, $214,410 and $189,873 for the
Shadow Stock Fund; $957,033, $1,762,057 and $2,909,143 for the Value Fund; $893,160, $355,192 and $418,950 for the Stewart Ivory International Fund; $189,702, $248,268 and $272,699 for the Bond Trust Portfolio L; $186,369,
$45,700 and $49,848 for the Bond Trust Portfolio S; $164,205, $87,690 and $101,003 for the Money Market Fund; $90,010, $93,646 and $111,918 for the
Tax-Free Income Fund, related to services provided to the Funds.

Directors and Officers. Each of the Funds are governed by a Board of Directors (or Trustees), which is responsible for protecting the interests of the shareholders. The Directors are experienced business persons, who meet throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds and to review performance. Certain officers and directors of the Funds are also officers or directors of Jones & Babson, S.I. International Assets or David L. Babson.

The officers of the Funds are responsible for supervising the Funds' business operations. The Funds' business operations are subject to the supervision and control of the Funds' Boards. The following lists the officers and directors of the Funds and their ages. Unless noted otherwise, the address of each officer and director is BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306. Except as indicated, each has been an employee of Jones & Babson for more than five years.






DIRECTORS/TRUSTEES


                                                                                              Number of
                                              Term of Office                                Portfolios in Fund           Other
                          Position(s) Held      and Length           Principal Occupation   Complex(1) Overseen   Directorships Held
Name, Address, and Age     With the Funds     of Time Served         During Past 5 Years   By Director/Trustee   By Director/Trustee
----------------------     --------------     --------------         -------------------   -------------------   -------------------

William H. Russell (79)    Director/Trustee   Eighteen years of      Financial Consultant          Nineteen(2)              None
BMA Tower service as a Director 700 Karnes Blvd.
Kansas City, MO 64108

H. David Rybolt (60)       Director/Trustee   Twelve years of        Consultant, HDR               Eighteen(3)              None
BMA Tower                                     service as a           Associate, (management
700 Karnes Blvd.                              Director               consulting)
Kansas City, MO 64108

James T. Jensen (74)       Director           Sixteen years of       Chief Executive Officer,        One(4)                 None
BMA Tower                                     service as a Director  Jensen Associates, Inc.
700 Karnes Blvd.                                                     (consulting)
Kansas City, MO 64108

T. Geron("Jerry") Bell(61) Director/Trustee* Indefinite; since       President of C.R.P. Sports     22         Director, Great Hall
34 Kirby Puckett Place                        May 1, 2003            (the parent company of the                Investment Funds,
Minneapolis, MN 55415                                                Minnesota Twins and of                    Inc., a registered
                                                                     Victory Sports) since                     investment company
                                                                     November, 2002; prior                     advised by an
                                                                     thereto, President of the                 affiliate of RBC
                                                                     Minnesota Twins Baseball                  Dain that consists
                                                                     Club Incorporated since 1987.             of five separate
                                                                                                               portfolios.

Sandra J. Hale (68)        Director/Trustee* Indefinite; since      President of Enterprise          22        Director, Great Hall
60 South Sixth Street                         May 1, 2003            Management, Int'l. since                  Investment Funds,
Minneapolis, MN 55402                                                1991.                                     Inc., a registered
                                                                                                               investment company
                                                                                                               advised by affiliate
                                                                                                               of RBC Dain that
                                                                                                               consists of five
                                                                                                               separate portfolios.

Ronald James (52)          Director/Trustee* Indefinite; since      President and Chief Executive    22        Director, Great Hall
MJH 300,1000 LaSalle                          May 1, 2003           Officer, Center for Ethical                Investment Funds,
Minneapolis, MN 55403-2005                                           Business Cultures since 2000;             Inc., a registered
                                                                     President and Chief Executive             investment company
                                                                     Officer of the Human Resources            advised by an
                                                                     Group, a division of Ceridian             affiliate of RBC
                                                                     Corporation, from 1996-1998.              Dain that consists
                                                                     Ceridian Corporation is an information    of five separate
                                                                     services company specializing             portfolios.
                                                                     in human resources outsourcing
                                                                     solutions.

Jay H. Wein (70)          Director/Trustee*   Indefinite; since      Independent investor and         22       Director, Great Hall
5305 Elmridge Circle                          May 1, 2003            business consultant since                 Investment Funds,
Excelsior, MN 55331                                                  1989.                                     Inc., a mutual fund
                                                                                                               advised by an
                                                                                                               affiliate fo RBC
                                                                                                               Dain that consists
                                                                                                               of five separate

*Director/Trustee for each of the Babson Funds, J&B Funds and Investors
Mark Series Fund, Inc. effective May 1, 2003 with the close of the purchase of Jones & Babson, Inc. by RBC Dain.


EXECUTIVE OFFICERS OF THE FUNDS

Currently, the principal executive officers of the Funds are all officers and/or employees of Jones & Babson, Inc. The following table contains information about the current principal executive officers of the Funds.

                                                                Term of Office and           Principal Occupation(s)
Name, Address and Age          Position with the Funds          Length of Time Served        During Past Five Years
---------------------          -----------------------          ---------------------        -----------------------
Stephen S. Soden (57)          President and Principal          Three years of service       President, Chief Executive Officer,
BMA Tower                      Executive Officer                                             Chairman of the Board and Director,
700 Karnes Blvd.                                                                             Jones & Babson, Inc. (mutual fund
Kansas City, MO 64108                                                                        management company;) President,
                                                                                             Investors Mark Advisor, LLC
                                                                                             ("IMA") (mutual fund management
                                                                                             company); President  and
                                                                                             Principal Executive Officer,
                                                                                             Investors Mark Series Fund;
                                                                                             President, Principal  Executive
                                                                                             Officer (and, until May 1, 2003,
                                                                                             Trustee), J&B Funds (three funds);
                                                                                             Senior Vice President of BMA; formerly,
                                                                                             President, Principal Executive
                                                                                             Officer and Director/Trustee, Buffalo
                                                                                             Fund Complex (seven funds)(6); and,
                                                                                             formerly, President and Chief
                                                                                             Executive Officer of BMA Financial
                                                                                             Services,  Inc. ("BMAFS")
                                                                                             (broker/dealer) until December 31,
                                                                                             2001, when BMAFS ceased operations.


P. Bradley Adams (42)         Vice President, Treasurer,       One year term and twelve      Vice President, Chief Financial Officer
BMA Tower                     Principal Financial              years of service              & Treasurer, Jones & Babson, Inc.
700 Karnes Blvd.              Officer and Principal                                          (mutual fund management company);
Kansas City, MO 64108         Accounting Officer                                             Treasurer, IMA (mutual fund management
                                                                                             company); Principal Financial Officer
                                                                                             and Principal Accounting Officer,
                                                                                             Investors Mark Series Fund; Vice
                                                                                             President, Principal Financial
                                                                                             Officer, Principal Accounting  Officer
                                                                                             (and, until May 1, 2003, Trustee),
                                                                                             J&B Funds; Treasurer, Principal
                                                                                             Financial Officer and Principal
                                                                                             Accounting Officer, Gold  Bank
                                                                                             Funds (two mutual funds)(5); and
                                                                                             formerly, Vice President, Treasurer,
                                                                                             Principal Financial Officer,  and
                                                                                             Principal Accounting Officer,
                                                                                             Buffalo Fund Complex.(6)


Martin A. Cramer (53)          Vice President, Chief            One year term and twelve     Legal and Regulatory Affairs Vice
BMA Tower                      Compliance Officer and           years of service             President, Chief Compliance Officer and
700 Karnes Blvd.               Secretary                                                     Secretary, Jones & Babson, Inc. (mutual
Kansas City, MO 64108                                                                        fund management company;) Chief
                                                                                             Compliance Officer and  Secretary,
                                                                                             IMA  (mutual fund management company);
                                                                                             Vice President, Chief Compliance
                                                                                             Officer and Secretary,  Buffalo
                                                                                             Fund  Complex;  Assistant  Vice
                                                                                             President, Chief  Compliance  Officer
                                                                                             and Secretary, J&B Funds;  Secretary,
                                                                                             Gold  Bank Funds (two  mutual
                                                                                             funds); and formerly,  Vice President,
                                                                                             Chief Compliance Officer  and
                                                                                             Secretary,  Buffalo Fund  Complex.(6)



Constance E. Martin (41)       Vice President                  One year term and seven       Director - Mutual Fund Client
BMA Tower                                                      years of service              Relations, Jones & Babson, Inc. (mutual
700 Karnes Blvd.                                                                             fund management company); Vice
Kansas City, MO 64108                                                                        President, J&B Funds; and formerly,
                                                                                             Vice President, Buffalo Fund
                                                                                             Complex.(6)


(1) The term "Fund Complex" as used herein consists of the Babson Funds, J&B Funds, the Buffalo Fund Complex and Investors Mark Series Fund, Inc. The Babson Funds consist of Babson Enterprise Fund II, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Babson Enterprise Fund, Inc., David L. Babson Growth Fund, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc. and Babson-Stewart Ivory International Fund, Inc. The J&B Funds is a series fund consisting of J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund and J&B Small-Cap International Fund. Jones & Babson, Inc. serves as investment advisor, principal underwriter and registered transfer agent for each of the J&B Funds. Investors Mark Series Fund, Inc. consists of the following nine portfolios: Balanced, Global Fixed Income, Growth & Income, Intermediate Fixed Income, Large Cap Value, Large Cap Growth, Small Cap Equity, Mid Cap Equity and Money Market. Jones & Babson, Inc. serves as the principal underwriter for Investors Mark Series Fund, Inc.

(2) Director/Trustee for each of the Babson Funds and Director of Investors Mark Series Fund.

(3) Director/Trustee for each of the Babson Funds except Babson-Stewart Ivory International. Director of Investors Mark Series Fund and D.L. Babson Bond Trust.

(4) Director of Babson-Stewart Ivory International Fund.

(5) Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund. Jones & Babson, Inc. serves as Registered Transfer Agent for each of the Gold Bank Funds.

(6) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc. and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund.

As of December 31, 2002, the Directors held the following interests in the Funds' securities:



                                                                                   Aggregate Dollar Range of
                                                                                Equity Securities in all Funds
      Name of                             Dollar Range of                            Overseen by Director
Independent Directors             Equity Securities in Each Fund              In Family of Investment Companies
---------------------             ------------------------------              ----------------------------------

William H. Russell                Tax-Free Income: $50,001-$100,000                    $50,001-$100,000
                                  Enterprise II:   $10,001-$50,000

H. David Rybolt                   Enterprise:      $10,001-$50,000                      Over $100,000
                                  Shadow Stock:    $1-$10,000
                                  Value:           $10,001-$50,000

James T. Jensen                   Enterprise II:   $10,001-$50,000                     $50,001-$100,000
                                  International:   $10,001-$50,000
                                  Value:           $10,001-$50,000

T. Geron Bell None None

Sandra J. Hale                                 None                                          None

Ronald James                                   None                                          None

Jay H. Wein                                    None                                          None


Audit Committee. Each Fund has an Audit Committee that assists the Fund's Board in fulfilling its duties relating to the Fund's accounting and financial reporting practices, and also serves as a direct line of communication between the Board and the independent accountants. The Audit Committee of each Board is composed of its independent Directors. The Audit Committee of each Board held one meeting during each Fund's most recent fiscal year. The independent Directors have no financial interest in, nor are they affiliated with either Jones & Babson, Inc., the manager of each Fund, David L. Babson & Company Inc., the investment counsel to certain Funds, or any of the investment counsel to each Fund. The specific functions of each Audit Committee include recommending the engagement or retention of the independent accountants, reviewing with the independent accountants the plan and results of the auditing engagement, approving professional services provided by the independent accountants prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent accountants, reviewing the scope and results of the Fund's procedures for internal auditing, and reviewing the Fund's system of internal accounting controls.

Compensation of Directors. The Funds do not directly compensate any interested Director or officer for their normal duties and services. The independent Directors' fees, including travel and other expenses related to the Board meetings, are paid for by the Funds.

Independent Directors are paid a $4,000 annual retainer by J&B if they serve as a Director on one to four Funds or a $7,000 annual retainer by J&B if they serve on five or more Funds. Mr. Rybolt serves as an independent Director of all Funds except Babson-Stewart Ivory International Fund, Inc. Mr. Russell serves as an independent Director of all Funds. Mr. Jensen receives an annual retainer of $4,000 for serving on the Babson-Stewart Ivory International Fund, Inc. Board only. The independent Directors also receive from J&B out of its management fees a fee of $125 for each Fund's Board meeting attended. During the last fiscal year, each Board held five meetings, except for Babson Enterprise Fund, Inc., which held six meetings. No Director attended less than 75% of the applicable meetings, including Committee meetings. The following chart sets forth each independent Director's annual compensation:


                                                                            Total Compensation from the
                       Compensation for                                     Fund Complex During the
                       Serving on the Boards    Pension or Retirement       Most Recently Completed
Name of Director       of the Babson Funds        Benefits Accrued          Fiscal Year for Each Fund
----------------       ----------------------   ---------------------       ----------------------------
William H. Russell          $12,750                     n.a.                         $19,750

H. David Rybolt             $12,125                     n.a.                         $19,125

James T. Jensen*            $   500                     n.a.                         $ 4,500

* As noted above, Mr. Jensen only serves on the Board of Babson-Stewart Ivory
International Fund, Inc.



Code of Ethics. The Funds, their Manager, the Investment Advisors and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each entity's code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain restrictions and procedures. Each code of ethics also contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute's 1994 Report of the Advisory Group on Personal Investing. The codes of ethics are on file with the Securities and Exchange Commission.

Custodian. Except for the Babson-Stewart Ivory International Fund, Inc., the Funds' assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means that UMB Bank, n.a., rather than the Funds, has possession of the Funds' cash and securities. UMB Bank, n.a. is not responsible for the Funds' investment management or administration. But, as directed by the Funds' officers, it delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. Jones & Babson compensates UMB Bank, n.a. for its services. There is no separate charge to the Funds.

The Babson-Stewart Ivory International Fund's assets are held for safekeeping by an independent custodian, State Street Bank and Trust Company of Boston, Massachusetts and foreign subcustodians as discussed below. This means that State Street Bank and Trust Company, rather than the Fund, has possession of the Fund's cash and securities. State Street Bank and Trust Company is not responsible for the Fund's investment management or administration. But, as directed by the Fund's officers, it delivers cash to those who have sold securities to the Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Fund and holds this for payment to shareholders after deduction of the Fund's expenses.

Pursuant to rules adopted under the 1940 Act, the Babson-Stewart Ivory International Fund may maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories. Selection of these foreign custodial institutions is made by the Board of Directors following a consideration of a number of factors, including (but not limited to) the eligibility and financial stability of the institution; the ability of the institution to perform capably custodial services for the Fund; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and further risks of potential nationalization or expropriation of Fund assets.

Independent Auditors. The Funds' financial statements are audited annually by independent auditors approved by the Directors each year, and, in years in which an annual meeting is held, the Directors may submit their selection of independent auditors to the shareholders for ratification. Until May 1, 2003, Ernst & Young LLP served as the Funds' independent auditor.

Control Persons and Principal Holders of the Funds. As of April 21, 2003 the Funds had the following control persons and principal holders.




BABSON FUNDS
                         NAME OF FUND         FUND #                                       REGISTRATION                  PERCENTAGE

                           Enterprise            401                            CHARLES SCHWAB & CO INC                      12.23%
                                                 401                          QUINCY MUTUAL FIRE INS CO                      10.15%
                                                 401                       NATL FINANCIAL SVCS CORP FOR                       9.61%
                                                 401                          EXETER TRUST COMPANY CUST                       5.85%
------------------------------------------------------------------------------------------------------------------------------------

                               Growth            402
                                                                                                   NONE
------------------------------------------------------------------------------------------------------------------------------------

                         Money Market            404
                                                                                                   NONE
------------------------------------------------------------------------------------------------------------------------------------

                       Bond Trust - L            405                            CHARLES SCHWAB & CO INC                       7.97%
------------------------------------------------------------------------------------------------------------------------------------

                      Tax-Free Income            407                                   BOWEN DAVID & CO                       5.55%
                                                 407                                CHARLES SCHWAB & CO                       5.18%
------------------------------------------------------------------------------------------------------------------------------------

                         Shadow Stock            408                            CHARLES SCHWAB & CO INC                      32.56%
                                                 408                       NATL FINANCIAL SVCS CORP FOR                      13.40%
------------------------------------------------------------------------------------------------------------------------------------

                        Enterprise II            411                            CHARLES SCHWAB & CO INC                      10.22%
                                                 411                                      DONALD A PELS                      10.13%
                                                 411                        NATIONAL FINANCIAL SERVICES                       6.67%
------------------------------------------------------------------------------------------------------------------------------------

                       Bond Trust - S            420                                 CHARLES SCHWAB INC                      20.78%
------------------------------------------------------------------------------------------------------------------------------------

                                Value            427                            CHARLES SCHWAB & CO INC                      25.15%
                                                 427                       NATL FINANCIAL SVCS CORP FOR                       8.32%
------------------------------------------------------------------------------------------------------------------------------------

          Stewart Ivory International            428                            CHARLES SCHWAB & CO INC                      12.12%
                                                 428                       NATL FINANCIAL SVCS CORP FOR                       7.20%
                                                 428                             COLLEGE OF AERONAUTICS                       6.45%









Control Persons are persons deemed to control a fund because the own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a fund's outstanding equity securities. The officers, directors and trustees of the Funds as a group own less than 1% of any Fund.

                             DISTRIBUTIONS AND TAXES

Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to shareholders. If you are a taxable investor, any income the Funds pay will be taxable as ordinary income, whether you take the income in cash or in additional shares.

By meeting certain requirements of the Internal Revenue Code, the Tax-Free Income Fund has qualified and continues to qualify to pay exempt-interest dividends. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also will be exempt from such state's personal income taxes. A state generally does not grant tax-free treatment to interest on state and municipal securities of other states.

The Tax-Free Income Fund may earn taxable income on any temporary investments, on the discount from stripped obligations or their coupons, on income from securities loans or other taxable transactions, or on ordinary income derived from the sale of market discount bonds. Any Fund distributions from such income will be taxable as ordinary income, whether received by investors in cash or in additional shares.

The Money Market Fund and Portfolios S and L of the Bond Trust declare dividends for each day that their net asset value is calculated. These dividends will equal all of the daily net income payable to shareholders of record as of the close of business the preceding day. The daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share in the Money Market Fund), less the estimated expenses of the Funds.

Distributions of Capital Gains. In general, the Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains, regardless of how long you have held your shares in the Fund. Any net capital gains realized by a Fund generally will be distributed once each year, but they may be distributed more frequently, if necessary to reduce or eliminate excise or income taxes on the Fund. Because the Money Market Fund is a money market fund, it does not anticipate realizing any long-term capital gains.

Taxation of Five Year Gains (shareholders in the 10 and 15% federal brackets). If you are in the 10 or 15% individual income tax bracket, capital gain distributions are generally subject to a maximum rate of tax of 10%. However, if you receive distributions from the Fund's sale of securities held for more than five years, these gains are subject to a maximum rate of tax of 8%. The Funds will inform you in January of the portion of any capital gain distributions you received for the previous year that were five year gains qualifying for this reduced tax rate.

Taxation of Five Year Gains (shareholders in higher federal brackets). If you are in a higher individual income tax bracket (for example, the 25, 28, 33 or 35% brackets when these brackets are fully phased-in in the year 2006) capital gain distributions are generally subject to a maximum rate of tax of 20%. Beginning in the year 2006, any distributions from a Fund's sale of securities purchased after January 1, 2001 and held for more than five years will be subject to a maximum rate of tax of 18%.

You may, however, elect to mark shares of a Fund that you purchase to market as of January 2, 2001. If you make this election, any Fund shares that you acquired before this date will also be eligible for the 18% maximum rate of tax, beginning in 2006. However, in making the election, you are required to pay a tax on any appreciation in the value of your Fund shares as of January 2, 2001, and to restart your holding period in the shares as of that date. The election does not apply to Fund shares redeemed on or before January 2, 2002.

Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by a Fund for tax purposes. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund for tax purposes. These gains when distributed will be taxable as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a Fund's ordinary income distributions, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through each investor's pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement that investors receive from the Fund will show more taxable income than was actually distributed. However, investors will be entitled to either deduct their share of such taxes in computing their taxable income or (subject to limitations) claim a foreign tax credit for such taxes against their U.S. federal income tax. The Fund will provide investors with the information necessary to complete their individual income tax returns if it makes this election. Information on the Amount and Tax Character of Distributions. The Funds will inform you of the amount of your ordinary income dividends and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election To Be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally do not pay federal income tax on the income and gains they distribute to you. The Funds' Boards reserve the right not to maintain a Fund's qualification as a regulated investment company, if it determines this course of action to be beneficial to shareholders. In that case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Internal Revenue Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions, including redemptions in-kind, and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Babson Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

Beginning after the year 2005 (2000 for certain shareholders), gain in a sale or redemption of Fund shares held for more than five years may be subject to a reduced rate of tax. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund, through reinvestment of dividends or otherwise, within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

As to the Tax-Free Income Fund, any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to investors with respect to his or her Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the investor by the Fund on those shares. As to the Money Market Fund, because the Fund seeks to maintain a constant $1.00 per share net asset value, investors should not expect to realize a capital gain or loss upon redemption or exchange of Fund shares.

U.S. Government Obligations. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on Fund investments in other certain obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations, for example Government National Mortgage Association ("GNMA") or Federal National Mortgage Association ("FNMA") obligations, generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, you should note that some of the Funds will pay dividends that may qualify for the dividends-received deduction. Qualifying dividends generally are limited to dividends of domestic corporations. In some circumstances, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for this treatment. All dividends, including the deducted portion, must be included in your calculation of alternative minimum taxable income.

Because the Stewart Ivory International Fund's income is derived primarily from investments in foreign rather than domestic U.S securities, no portion of its distributions will generally be eligible for the dividends-received deduction. Because the Money Market Fund, the Tax-Free Income Fund and the Bond Trust's (Portfolios S and L) income consists of interest rather than dividends, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by these Funds for the most recent calendar year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.

Investment in Complex Securities. The Funds may invest in complex securities, such as covered call options, that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you. The Funds may also invest in securities issued or purchased at a discount, such as zero coupon securities, that could require it to accrue and distribute income not yet received. In order to generate sufficient cash to make these distributions, the Funds could be required to sell securities in their portfolios that they otherwise might have continued to hold. These rules could affect the amount, timing and/or tax character of income distributed to you.

                              FINANCIAL STATEMENTS

The audited financial statements of the Funds, which are contained in the June 30, 2002, Annual Report to Shareholders and the unaudited financial statements of the Funds contained in the December 31, 2002 Semi-Annual Report to Shareholders are incorporated herein by reference. Unaudited reports to shareholders will be published at least semiannually.


                         GENERAL INFORMATION AND HISTORY

D.L. Babson Bond Trust was originally established as a Missouri trust in 1944 and was reorganized on May 1, 2003 into a Delaware statutory trust of the same name after shareholders approved the reorganization on March 28, 2003. The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, in two separate series - Portfolio S and Portfolio L. Each Portfolio is, in effect, a separate mutual fund.

The other Babson Funds were incorporated in Maryland as follows: The Enterprise Fund on July 5, 1983, has a present authorized capitalization of 20,000,000 shares of $1 par value common stock; the Enterprise Fund II on February 5, 1991, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Growth Fund, originally incorporated in Delaware in 1959 and was merged into a Maryland corporation in 1978, has a present authorized capitalization of 100,000,000 shares of $1 par value common stock; the Shadow Stock Fund on June 3, 1987, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Value Fund on July 24, 1984, has a present authorized capitalization of 50,000,000 shares of $1 par value common stock; the Stewart Ivory International Fund on October 2, 1987, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock; the Money Market Fund on October 19, 1979, has a present authorized capitalization of 2,000,000,000 shares of $.01 par value common stock; and the Tax-Free Income Fund on August 22, 1979, has a present authorized capitalization of 200,000,000 shares of $.10 par value common stock. All shares are of the same class unless otherwise stated and with like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund, and (2) equal dividend, distribution and redemption rights to the assets of the Fund. Shares when issued are fully paid and non-assessable. The Funds may create other series of stock but will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights.

Non-cumulative voting -- The Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

The Funds may, at their discretion, hold annual meetings of shareholders for the following purposes: (1) election of directors; (2) approval of continuance of any investment advisory agreement; (3) ratification of the selection of independent auditors; and (4) approval of a distribution plan. At the current time, the Funds do not intend to hold such annual meetings, except as required by the Investment Company Act of 1940 and other applicable laws.

A special meeting of shareholders of the Funds must be held if the Fund receives the written request for a meeting from the shareholders entitled to cast at least 25% of all the votes entitled to be cast at the meeting. The Funds have undertaken that their Directors will call a meeting of shareholders if such a meeting is requested in writing by the holders of not less than 10% of the outstanding shares of each Fund. To the extent required by the undertaking, the Funds will assist shareholder communications in such matters.

The Funds have the exclusive license to use the "Babson" name, subject to the right of David L. Babson & Company Inc. to withdraw that right under certain circumstances. Complete details with respect to the use of the name are set out in the new Investment Counsel Agreements between each Fund and Jones & Babson, Inc. The Investment Counsel Agreements were filed as exhibits to the Funds' SEC registration statements that can be obtained from the SEC's website at http://www.sec.gov.

Shadow Stock Fund has an exclusive license to use the name "Shadow Stock" in its name subject to the right of Analytic Systems, Inc. to withdraw that right under certain circumstances. Complete details with respect to the use of the name are set out in the new Investment Counsel Agreement between the Fund and Jones & Babson, Inc. The Investment Counsel Agreement was filed as an exhibit to the Fund's SEC registration statement that can be obtained from the SEC's website at http://www.sec.gov.

                           OTHER JONES & BABSON FUNDS

Jones & Babson also distributes the series of Investors Mark Series Fund, Inc. In addition, Jones & Babson manages and distributes the J&B Funds, which are the J&B Mid-Cap Aggressive Growth Fund, J&B Small-Cap Aggressive Growth Fund, and J&B Small-Cap International Fund. A prospectus for any of these Funds may be obtained from Jones & Babson, BMA Tower, 700 Karnes Blvd., Kansas City, MO 64108-3306.

                          APPENDIX-RATINGS INFORMATION

Description of Stock Ratings. The Funds use S&P's Earnings and Dividend Rankings for Common Stocks. Growth and stability of earnings and dividends are deemed key elements in establishing S&P's earnings and dividend rankings for common stocks. Basic scores are computed for earnings and dividends, then adjusted by a set of predetermined modifiers for growth, stability within long-term trend, and cyclically. Adjusted scores for earnings and dividends are then combined to yield a final score. The final score is measured against a scoring matrix determined by an analysis of the scores of a large and representative sample of stocks. The rankings are:

   A+     Highest
   A      High
   A-     Above Average
   B+     Average
   B      Below Average
   B-     Lower
   C      Lowest
   D      In Reorganization

The Funds also use the Value Line Ratings of Financial Strength. The financial strength of each of the companies reviewed by Value Line is rated relative to all the others. The ratings are:

  A++ The very highest relative financial strength. A+ Excellent financial position relative to other companies. A High grade relative financial strength. B++ Superior financial health on a relative basis. B+ Very good relative financial structure. B Good overall relative financial structure. C++ Satisfactory finances relative to other companies. C+ Below-average relative financial position. C Poorest financial strength relative to other major companies.

Value Line's ratings are based upon computer analysis of a number of key variables that determine: (a) financial leverage, (b) business risk and (c) company size plus the judgment of their analysts and senior editors regarding factors that cannot be quantified across-the-board for all stocks. The primary variables that are indexed and studied include equity coverage of debt, equity coverage of intangibles, "quick ratio" accounting methods, variability of return, quality of fixed charge coverage, stock price stability and company size.

Bond Ratings.

S&P       Moody's     Descriptions

AAA Aaa These are the highest ratings assigned by S&P and Moody's to a debt obligation. They indicate an extremely strong capacity to pay interest and repay principal.

AA Aa Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from AAA/Aaa issues only in a small degree.

A A Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB       Baa     Debt rated BBB/Baa is regarded as having an
                  adequate capacity to pay interest and
                  repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB/Baa is regarded as having significant speculative characteristics.

BB        Ba      Debt rated BB/Ba has less near-term
                  vulnerability to default than other
                  speculative issues.  But it faces major
                  ongoing uncertainties or exposure to
                  adverse business, financial or economic
                  conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B         B       Debt rated B has a greater vulnerability
                  to default but currently has the
                  capacity to meet interest payments and
                  principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.

CCC       Caa     Debt rated CCC/Caa has a currently
                  identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The
                  CCC/Caa rating category is also used
                  for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.

CC Ca The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa rating.

C C The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


CI N/A The rating CI is reserved for income bonds on which no interest is being paid.

D         D       Debt rated D is in payment default.  The D
                  rating category is used when interest
                  payments or principal payments are not
                  made on the date due even if the
                  applicable grace period has not expired
                  unless S&P believes that such
                  payments will be made during such grace
                  period.  The D rating also will be used
                  upon the filing of bankruptcy petition if debt service payments are jeopardized.

To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3.) to designate relative standing within its major bond rating categories. Pitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's. With regard to S&P's ratings, bonds rated BB, B, CCC and CC are usually considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, they are outweighed by large uncertainties or major risk exposures to adverse conditions.

Note Ratings.

S&P             MOODY'S     DESCRIPTIONS

SP-1 G-1; VMIG-1 Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

SP-2 MIG-2; VMIG-2 Notes are of high quality with margins of protection ample, although not so large as in the preceding group.

SP-3 MIG-3; VMIG-3 Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4    MIG-4; VMIG-4   Notes are of adequate
                        quality, carrying specific risk but having protection and not distinctly or predominantly speculative.


Moody's uses the "MIG" designation specifically for municipal notes.

Commercial Paper Ratings.

S&P          Moody's          Description

A-1 Prime-1 (P-1) This indicates that the degree of safety regarding timely payments is strong. Standard & Poor's rates those issues determined to possess extremely strong safety characteristics as A-1+.

A-2       Prime-2 (P-2) Capacity for timely payment on commercial
                        paper is satisfactory, but the relative
                        degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound will be more subject to variation. Capitalization characteristic while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3                     Prime-3 Satisfactory capacity for timely repayment.
                        Issues that carry this rating are (P-3) somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

B         N/A           Issues rated "B" are regarded as having
                        only an adequate capacity for timely payment.
                        Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

C N/A This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D N/A This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's only rating, prime, means that it believes that the commercial paper note will be redeemed as agreed. The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt;
(6) trend of earnings over a period of ten years; (7) financial strength of a parent company and relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. S&P's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.

Municipal Securities Ratings. The ratings of bonds by Moody's and S&P's represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P's Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.


                                BABSON FUND GROUP

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

(a)  Articles of Incorporation

(1) David L. Babson Growth Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on August 17, 1978 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the U.S. Securities and Exchange Commission ("SEC") via EDGAR on August 30, 1999.

     (B) Articles of Amendment and Restatement of the Registrant as filed in Maryland on October 3, 1978 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (C) Articles of Merger of the Registrant as filed in Maryland on October 31, 1978 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (D) Articles of Amendment of the Registrant as filed in Maryland on October 3, 1983 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

(2) D. L. Babson Money Market Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on October 19, 1979 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (B) Articles of Amendment of the Registrant as filed in Maryland on April 15, 1982 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (C) Articles Supplementary of the Registrant as filed in Maryland on April 22, 1982 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

(3) D. L. Babson Tax-Free Income Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on August 22, 1979 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (B) Articles of Amendment of the Registrant as filed in Maryland on November 30, 1979 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (C) Articles of Amendment of the Registrant as filed in Maryland on January 2, 1981 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30,

(4) Babson-Stewart Ivory International Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on October 2, 1987 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30, 1999.

     (B) Articles of Amendment of the Registrant as filed in Maryland on December 10, 1987 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30, 1999.

(5) Shadow Stock Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on June 3, 1987 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on August 30, 1999.

(6) Babson Enterprise Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on July 5, 1983 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (B) Articles Supplementary of the Registrant as filed in Maryland on October 14, 1983 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (C) Articles Supplementary of the Registrant as filed in Maryland on April 24, 1991 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (D) Articles Supplementary of the Registrant as filed in Maryland on March 13, 2002 are incorporate herein by reference to the Registrant's Post-Effective Amendment No. 23 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on September 30, 2002.


(7) Babson Enterprise Fund II, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on February 4, 1991 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on January 22, 1999.

     (B) Articles of Amendment of the Registrant as filed in Maryland on May 2, 1991 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on January 22, 1999.

(8) Babson Value Fund, Inc.

     (A) Articles of Incorporation of the Registrant as filed in Maryland on July 24, 1984 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (B) Articles Supplementary of the Registrant as filed in Maryland on September 25, 1984 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (C) Articles Supplementary of the Registrant as filed in Maryland on February 9, 1996 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (D) Articles Supplementary of the Registrant as filed in Maryland on October 30, 1996 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

(9) D. L. Babson Bond Trust

     (A) Agreement and Declaration of Trust of the Registrant is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003.

     (B) Certificate of Trust of D.L. Babson Bond Trust dated October 9, 2002 is electronically herewith as Exhibit No. EX-23.a.9.B.


(b)  By-laws

     (1) David L. Babson Growth Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80 to Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 80 to Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on September 30, 2002.

     (2) D. L. Babson Money Market Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 29 to Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 29 to Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on September 30, 2002.

     (3) D. L. Babson Tax-Free Income Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 29 to Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 29 to Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on September 30, 2002.

     (4) Babson-Stewart Ivory International Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

     (5) Shadow Stock Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on September 30, 2002.

     (6) Babson Enterprise Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 to Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 to Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on September 30, 2002.

     (7) Babson Enterprise Fund II, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14 to Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 14 to Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on September 30, 2002.

     (8) Babson Value Fund, Inc.

          Amended and Restated By-laws for the Registrant effective as of October 28, 1999 are incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 to Form N-1A (File Nos. 002-93363 and 811-04114) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment effective May 30, 2002 to the Amended and Restated By-laws of the Registrant effective October 28, 1999 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 to Form N-1A (File Nos. 002-93363 and 811-04114) as filed with the SEC via EDGAR on September 30, 2002.

     (9) D. L. Babson Bond Trust

          By-laws for the Registrant effective October 9, 2002 are electronically filed herewith as Exhibit No. EX-23.b.9.

(c)  Instruments Defining Rights of Security Holders

     (1) D. L. Babson Money Market Fund, Inc., D. L. Babson Tax-Free Income Fund, Inc., Babson-Stewart Ivory International Fund, Inc., Shadow Stock Fund, Inc., Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc. and Babson Value Fund, Inc.

          See Article Fifth of the Registrants' Articles of Incorporation. See also Article II, "Meetings of Stockholders," and Article IX, "Stock," of the Registrants' By-Laws. The Articles of Incorporation and By-laws of the Registrants are incorporated herein by reference.

     (2) David L. Babson Growth Fund, Inc.

          See Articles Sixth and Thirteenth of the Registrant's Articles of Amendment and Restatement. See also Article II, "Meetings of Stockholders," and Article IX, "Stock," of the Registrant's By-Laws. The Articles of Incorporation and By-laws of the Registrant are incorporated herein by reference.

     (3) D. L. Babson Bond Trust

          See Articles III, V and VI of the Registrant's Agreement and Declaration of Trust. See also Article II of the Registrant's By-Laws. The Agreement and Declaration of Trust is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003). The By-laws of the Registrant are filed herewith.

          (A) Officers Certificate Evidencing Creation of Series is filed herewith.

          (B) Agreement and Plan of Reorganization dated March 28, 2003 is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003.

(d)  Investment Advisory Contracts

     (1) David L. Babson Growth Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on February 14, 2003.

     (2) D. L. Babson Money Market Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on February 14, 2003.

     (3) D. L. Babson Tax-Free Income Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on February 14, 2003.

     (4) Babson-Stewart Ivory International Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 003-17762 and 811-05386) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and S.I. International Assets (formerly Babson-Stewart Ivory International) is electronically filed herewith as Exhibit No. EX-23.d.4.D.

     (5) Shadow Stock Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on August 30, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on February 14, 2003.


          (F) Form of Investment Counsel Agreement between Jones & Babson, Inc. and Analytic Systems, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on February 14, 2003.

     (6) Babson Enterprise Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is electronically filed herewith as Exhibit No. EX-23.d.6.A.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on February 14, 2003.

     (7) Babson Enterprise Fund II, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is electronically filed herewith as Exhibit No. EX-23.d.7.A.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on February 14, 2003.

     (8) Babson Value Fund, Inc.

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is electronically filed herewith as Exhibit No. EX-23.d.8.A.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-93363 and 811-04114) as filed with the SEC via EDGAR on February 14, 2003.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-93363 and 811-04114) as filed with the SEC via EDGAR on February 14, 2003.

     (9) D. L. Babson Bond Trust

          (A) Investment Management Agreement between Registrant and Jones & Babson, Inc. dated June 30, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 99 on Form N-1A (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on January 22, 1999.

          (B) Form of Investment Advisory Agreement between Registrant and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.d.9.B.

          (C) Form of Investment Counsel Agreement between Jones & Babson, Inc. and David L. Babson & Company, Inc. is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003.

(e) Underwriting Contracts between:

     (1) David L. Babson Growth Fund, Inc. and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.e.1.

     (2) D. L. Babson Money Market Fund, Inc. and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.e.2.

     (3) D. L. Babson Tax-Free Income Fund, Inc. and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.e.3.

     (4) Babson-Stewart Ivory International Fund, Inc. and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.e.4.

     (5) Shadow Stock Fund, Inc. and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.e.5.

     (6) Babson Enterprise Fund, Inc. and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.e.6.

     (7) Babson Enterprise Fund II, Inc. and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.e.7.

     (8) Babson Value Fund, Inc. and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.e.8.

     (9) D. L. Babson Bond Trust and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.e.9.

(f)  Bonus or Profit Sharing Contracts

     Not  Applicable.

(g) Custodian Agreement between:

     (1) David L. Babson Growth Fund, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (2) D. L. Babson Money Market Fund, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (3) D. L. Babson Tax-Free Income Fund, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (4) Babson-Stewart Ivory International Fund, Inc. and State Street Bank and Trust Company dated December 14, 1987 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

          (A) Amendment dated October 26, 2000 to Custodian Contract between Babson-Stewart Ivory International Fund, Inc. and State Street Bank and Trust Company dated December 14, 1987 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

          (B) Subcustodian Agreement between State Street Bank and Trust Company and State Street Trust Company Canada dated as of February 23, 1998 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

     (5) Shadow Stock Fund, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on August 30, 1999.

     (6) Babson Enterprise Fund, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 20 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on August 30, 1999.

     (7) Babson Enterprise Fund II, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on August 30, 1999.

     (8) Babson Value Fund, Inc. and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 18 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on August 30, 1999.

     (9) D. L. Babson Bond Trust and UMB Bank, n.a. dated May 5, 1997 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 100 on Form N-1A (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on August 30, 1999.

          (A) Form of Assignment and Assumption of Custody Agreement - D.L. Babson Bond Trust as electronically filed herewith.

(h)  Other Material Contracts

     (1) Transfer Agency Agreement between David L. Babson Growth Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (2) Transfer Agency Agreement between D. L. Babson Money Market Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (3) Transfer Agency Agreement between D. L. Babson Tax-Free Income Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (4) Transfer Agency Agreement between Babson-Stewart Ivory International Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30, 1999.

     (5) Transfer Agency Agreement between Shadow Stock Fund, Inc. and Jones & Babson, Inc. dated October 31, 1994 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on August 30, 1999.

     (6) Transfer Agency Agreement between Babson Enterprise Fund, Inc. and Jones & Babson, Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on January 22, 1999.

     (7) Transfer Agency Agreement between Babson Enterprise Fund II, Inc. and Jones & Babson, Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on January 22, 1999.

     (8) Transfer Agency Agreement between Babson Value Fund, Inc. and Jones & Babson, Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (9) Transfer Agency Agreement between D. L. Babson Bond Trust and Jones & Babson, Inc. dated March 31, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 99 on Form N-1A (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on January 22, 1999.

          (A) Form of Assignment and Assumption of Transfer Agency Agreement - D.L. Babson Bond Trust as electronically filed herewith.

    (10) Form of Agreement and Plan of Reorganization between D. L. Babson Bond Trust (a Missouri trust) and D. L. Babson Bond Trust (a Delaware trust) is incorporated herein by reference to the Registrant's definitive Proxy Statement (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on February 14, 2003.

    (11) Form of Expense Limitation Agreement between each of the Babson Funds and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.h.11.

    (12) Form of Administrative Services Agreement between each of the Babson Funds and Jones & Babson, Inc. is electronically filed herewith as Exhibit No. EX-23.h.12.

(i) Opinion and Consent of Counsel as to the legality of the securities issued for:

     (1) David L. Babson Growth Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 77 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on August 30, 1999.

     (2) D. L. Babson Money Market Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on August 30, 1999.

     (3) D. L. Babson Tax-Free Income Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 26 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on August 30, 1999.

     (4) Babson-Stewart Ivory International Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 16 on Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on August 30, 1999.

     (5) Shadow Stock Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on October 30, 2001.

     (6) Babson Enterprise Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 23 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on September 30, 2002.

     (7) Babson Enterprise Fund II, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 10 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on January 22, 1999.

     (8) Babson Value Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on January 22, 1999.

     (9)(a) D. L. Babson Bond Trust is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 99 on Form N-1A (File Nos. 002-10002 and 811-00495) as filed with the SEC via EDGAR on January 22, 1999.

     (9)(b) D. L. Babson Bond Trust - Opinion of Counsel - D.L. Babson Bond Trust is electronically filed herewith as Exhibit No. EX-23.i.9.b.

(j)  Other Opinions

     (1) Consent of Independent Auditors for:

          (A) David L. Babson Growth Fund, Inc.

          (B) D. L. Babson Money Market Fund, Inc.

          (C) D. L. Babson Tax-Free Income Fund, Inc.

          (D) Babson-Stewart Ivory International Fund, Inc.

          (E) Shadow Stock Fund, Inc.

          (F) Babson Enterprise Fund, Inc.

          (G) Babson Enterprise Fund II, Inc.

          (H) Babson Value Fund, Inc.

          (I) D. L. Babson Bond Trust

     (2) Power of Attorney for:

          (A) David L. Babson Growth Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 78 on Form N-1A (File Nos. 002-15530 and 811-00901) as filed with the SEC via EDGAR on October 30, 2000.

          (B) D. L. Babson Money Market Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 27 on Form N-1A (File Nos. 002-65761 and 811-02963) as filed with the SEC via EDGAR on October 30, 2000.

          (C) D. L. Babson Tax-Free Income Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 27 on Form N-1A (File Nos. 002-65489 and 811-02948) as filed with the SEC via EDGAR on October 30, 2000.

          (D) Babson-Stewart Ivory International Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

          (E) Shadow Stock Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 17 on Form N-1A (File Nos. 033-15074 and 811-05218) as filed with the SEC via EDGAR on October 30, 2000.

          (F) Babson Enterprise Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 on Form N-1A (File Nos. 002-85791 and 811-03823) as filed with the SEC via EDGAR on October 30, 2000.

          (G) Babson Enterprise Fund II, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12 on Form N-1A (File Nos. 033-39321 and 811-06252) as filed with the SEC via EDGAR on October 30, 2000.

          (H) Babson Value Fund, Inc. is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 on Form N-1A (File Nos. 033-93363 and 811-04114) as filed with the SEC via EDGAR on October 30, 2000.

          (I) D. L. Babson Bond Trust is electronically filed herewith as Exhibit No. EX-23.j.2.I.

     (3) D.L. Babson Bond Trust - Tax Opinion - D.L. Babson Bond Trust Reorganization is electronically filed herewith as Exhibit No. EX-23.j.3.


(k) Financial Statements - incorporated herein by reference to each of the Babson Fund's Annual Report dated June 30, 2002 and each of the Babson Fund's Semi-Annual Report dated December 31, 2002, as filed electronically with the Securities and Exchange Commission on August 21, 2002 and February 21, 2003, respectively.

(l)  Initial Capital Agreements

     Not  Applicable.

(m)  Rule 12b-1 Plan

     Not  Applicable.

(n)  Rule 18f-3 Plan

     Not  Applicable.

(p)  Codes of Ethics

     (1) The joint Code of Ethics of each Registrant, the investment manager and the underwriter is incorporated herein by reference to each Registrant's Post-Effective Amendment to Form N-1A as filed with the SEC via EDGAR on September 30, 2002.

     (2) The Code of Ethics of the sub-advisor, David L. Babson Company, Inc., is incorporated herein by reference to each Registrant's Post-Effective Amendment to Form N-1A as filed with the SEC via EDGAR on September 30, 2002.

     (3) The Code of Ethics of the sub-advisor, Babson-Stewart Ivory International, is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 19 to Form N-1A (File Nos. 033-17762 and 811-05386) as filed with the SEC via EDGAR on September 30, 2002.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

     None

ITEM 25. INDEMNIFICATION.

     For each Registrant organized as a Maryland Corporation, under the terms of the Maryland General Corporation Law and the Registrants' governing documents, the Registrants shall indemnify any person who was or is a director, officer, or employee of each Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by such Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

     (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

     (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion.

     No indemnification will be provided by the Registrants to any director or officer of any Registrant for any liability to the Registrants or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

     Also, according to the Articles of Incorporation of the David L. Babson Growth Fund, Inc., provided that reasonable care has been exercised in the selection of the officers, other employees, investment advisers and service providers, no director shall be responsible or liable in any event for any neglect or wrongdoing, nor shall any director be responsible or liable for the acts or omissions of any other director.

     For the indemnification provisions of the D. L. Babson Bond Trust, a Delaware business trust, Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

     Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

The principal business of Jones & Babson, Inc. is the management of the J&B Funds and Babson Funds families of mutual funds. It also provides fund accounting, fund administration and fund transfer agency services for non-affiliated mutual funds, and has expertise in the tax and pension plan field. It supervises a number of prototype and profit-sharing plan programs sponsored by various organizations eligible to be prototype plan sponsors. The principal business of each sub-adviser is to provide investment counsel and advice to a wide variety of clients.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of Jones & Babson, Inc. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, Jones & Babson, Inc.'s Form ADV (File #801-7330), which is currently on file with the SEC as required by the Investment Advisers Act of 1940, as amended, (the "Advisers Act") is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of David L. Babson & Co., Inc. is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, David L. Babson & Co., Inc.'s Form ADV (File #801-241), which is currently on file with the SEC as required by the Advisers Act, is hereby incorporated by reference.

For information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of S.I. International Assets (formerly Babson-Stewart Ivory International) is or has been engaged for his own account or in the capacity of director, officer, employee, partner or trustee within the last two fiscal years, S.I. International Assets' Form ADV (File #801-30247), which is currently on file with the SEC as required by the Advisers Act, is hereby incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITER.

     (a) Jones & Babson, Inc., the only principal underwriter of the Registrants, also acts as principal underwriter for the following:

     J&B Funds
         -J&B Small Cap International Fund
         -J&B Small Cap Aggressive Growth Fund
         -J&B Mid Cap Aggressive Growth Fund
     Buffalo Balanced Fund, Inc.*
     Buffalo Large Cap Fund, Inc.*
     Buffalo High Yield Fund, Inc.*
     Buffalo Small Cap Fund, Inc.*
     Buffalo USA Global Fund, Inc.*
     Buffalo Funds
         -Buffalo Science & Technology Fund*
         -Buffalo Mid Cap Fund*
     Investors Mark Series Fund, Inc.
         -Balanced Portfolio
         -Global Fixed Income Portfolio
         -Growth & Income Portfolio
         -Intermediate Fixed Income Portfolio
         -Large Cap Value Portfolio
         -Large Cap Growth Portfolio
         -Mid Cap Equity Portfolio
         -Money Market Portfolio
         -Small Cap Equity Portfolio
     BMA Variable Annuity Account A
     BMA Variable Life Account A

*Until May 1, 2003.

     (b) Herewith is the information required by the following table with respect to each director, officer or partner of the underwriter named in answer to Item 20 of Part B:

Name and Principal      Positions & Offices           Positions & Offices
 Business Address        with Underwriter              with Registrants
-------------------     --------------------          ----------------------

Stephen S. Soden     President, Chief Executive   Director of Babson Enterprise
700 Karnes Blvd.      Officer, Chairman of the    Fund II, Inc., President and
Kansas City, MO        Board and Director         Principal Executive Officer
64108-3306                                        of all Funds

David L. Higley             Director                        None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Edward S. Ritter            Director              Director/Trustee of all
700 Karnes Blvd.                                  Funds except Babson
Kansas City, MO                                   Enterprise Fund II, Inc.
64108-3306

David A. Gates              Director                        None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Robert N. Sawyer            Director                        None
700 Karnes Blvd.
Kansas City, MO
64108-3306

Michael K. Deardorff        Director                        None
700 Karnes Blvd.
Kansas City, MO
64108-3306

P. Bradley Adams           Vice President,      Chief Vice President, Treasurer,
700 Karnes Blvd.           Financial Officer,   Principal Financial Officer
Kansas City, MO            Treasurer and        and Principal Accounting
64108-3306                 Director             Officer of all Funds

Martin A. Cramer          Vice President, Chief   Vice President, Chief
700 Karnes Blvd.          Compliance Officer and  Compliance Officer and
Kansas City, MO           Secretary               Secretary of all Funds
64108-3306

Constance E. Martin   Vice President and Director -     Vice President of
700 Karnes Blvd.      Mutual Fund Client Relations          all Funds
Kansas City, MO
64108-3306

Todd W. Brown         Director - Mutual Fund                 None
700 Karnes Blvd.          Accounting
Kansas City, MO
64108-3306

     (c) Not Applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Jones and Babson, Inc., at BMA Tower, 700 Karnes Blvd., Kansas City, Missouri 64108-3306.

ITEM 29. MANAGEMENT SERVICES.

There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

Registrants undertake that, if requested to do so by the holders of at least 10% of the Registrants' outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, and the State of Missouri on the 29th day of April, 2003.

                                 David L. Babson Growth Fund, Inc.
                                 Babson Enterprise Fund, Inc.
                                 Babson Enterprise Fund II, Inc.
                                 D. L. Babson Money Market Fund, Inc.
                                 D. L. Babson Tax-Free Income Fund, Inc.
                                 D. L. Babson Bond Trust
                                 Babson Value Fund, Inc.
                                 Shadow Stock Fund, Inc.
                                 Babson-Stewart Ivory International Fund, Inc.


                             By: /s/STEPHEN S. SODEN
                                ------------------------
                                Stephen S. Soden
                                President



     Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.


Signature                     Title                                  Date

/s/STEPHEN S. SODEN  Director of Babson Enterprise                   4/29/2003
-------------------- Fund II, Inc. only, President
Stephen S. Soden     and Principal Executive Officer
                     of all Funds

                     Director/Trustee of all Funds except            4/29/2003
Edward S. Ritter     Babson Enterprise Fund II, Inc.

                     Director/Trustee of all Funds                   4/29/2003
William H. Russell*

                     Director/Trustee of all Funds except            4/29/2003
H. David Rybolt* Babson-Stewart Ivory International Fund, Inc.

                     Director of Babson-Stewart                      4/29/2003
James T. Jensen*     Ivory International Fund, Inc. only

                     Vice President, Treasurer,                      4/29/2003
P. Bradley Adams*    Principal Financial Officer and
                     Principal Accounting Officer
                     of all Funds

         * By: /s/STEPHEN S. SODEN
               ----------------------------------
                Stephen S. Soden
                Pursuant to Powers of Attorney previously filed.


                                  EXHIBIT INDEX


EX-23.a.9.B  Certificate of Trust of D.L. Babson Bond Trust dated
             October 9, 2002

EX-23.b.9    By-laws for D.L. Babson Bond Trust

EX-23.c.3.A  Officers' Certificate Evidencing Creation of Series

EX-23.d.4.D  Form of Investment Counsel Agreement between Jones & Babson, Inc.
             and S.I. International Assets

EX-23.d.6.A  Form of Management Agreement between Jones & Babson, Inc. and
             Babson Enterprise Fund, Inc.

EX-23.d.7.A  Form of Management Agreement between Jones & Babson, Inc. and
             Babson Enterprise Fund II, Inc.

EX-23.d.8.A  Form of Management Agreement between Jones & Babson, Inc. and
             Babson Value Fund, Inc.

EX-23.d.9.B  Form of Investment Advisory Agreement between Jones & Babson, Inc.
             and D.L. Babson Bond Trust.

EX-23.e.1    Form of Underwriting Agreement between David L. Babson Growth Fund,
             Inc. and Jones & Babson, Inc.

EX-23.e.2    Form of Underwriting Agreement between D. L. Babson Money Market
             Fund, Inc. and Jones & Babson, Inc.

EX-23.e.3    Form of Underwriting Agreement between D. L. Babson Tax-Free Income
             Fund, Inc. and Jones & Babson, Inc.

EX-23.e.4    Form of Underwriting Agreement between  Babson-Stewart Ivory
             International Fund, Inc. and Jones & Babson, Inc.

EX-23.e.5    Form of Underwriting Agreement between  Shadow Stock Fund, Inc.
             and Jones & Babson, Inc.

EX-23.e.6    Form of Underwriting Agreement between Babson Enterprise Fund,
             Inc. and Jones & Babson, Inc.

EX-23.e.7    Form of Underwriting Agreement between  Babson Enterprise Fund II,
             Inc. and Jones & Babson, Inc.

EX-23.e.8    Form of Underwriting Agreement between Babson Value Fund, Inc.
             and Jones & Babson, Inc.

EX-23.e.9    Form of Underwriting Agreement between  D. L. Babson Bond Trust and Jones & Babson, Inc.

EX-23.g.9.A  Form of Assignment and Assumption of Custody Agreement - D.L.
             Babson Bond Trust

EX-23.h.9.A  Form of Assignment and Assumption of Transfer Agency Agreement -
             D.L. Babson Bond Trust

EX-23.h.11   Form of Expense Limitation Agreement between each of the Babson
             Funds and Jones & Babson, Inc.

EX-23.h.12   Form of Administrative Services Agreement between each of the
             Babson Funds and Jones & Babson, Inc.

EX-23.i.9.b  Opinion of Counsel - D.L. Babson Bond Trust.

EX-23.j.1.A  Consent of Independent Auditors - David L. Babson Growth Fund, Inc.

EX-23.j.1.B  Consent of Independent Auditors - D. L. Babson Money Market Fund,
             Inc.

EX-23.j.1.C  Consent of Independent Auditors - D. L. Babson Tax-Free Income
             Fund, Inc.

EX-23.j.1.D  Consent of Independent Auditors - Babson-Stewart Ivory
             International Fund, Inc.

EX-23.j.1.E  Consent of Independent Auditors - Shadow Stock Fund, Inc.

EX-23.j.1.F  Consent of Independent Auditors - Babson Enterprise Fund, Inc.

EX-23.j.1.G  Consent of Independent Auditors - Babson Enterprise Fund II, Inc.

EX-23.j.1.H  Consent of Independent Auditors - Babson Value Fund, Inc.

EX-23.j.1.I  Consent of Independent Auditors - D. L. Babson Bond Trust

EX-23.j.2.I  Power of Attorney - D.L. Babson Bond Trust.

EX-23.j.3    Tax Opinion - D.L. Babson Bond Trust Reorganization.